SPARTAN(REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL INCOME
FUND
AND
FIDELITY  (REGISTERED TRADEMARK)
MICHIGAN MUNICIPAL MONEY
MARKET FUND

SEMIANNUAL REPORT
JUNE 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN MICHIGAN MUNICIPAL
INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The managers' review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        19  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE                 23  How the fund has done over
                                 time.

 FUND TALK                   25  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          27  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 28  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        34  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        38  Notes to the financial
                                 statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME    3.98%          2.76%        29.58%        86.06%

LB Michigan Municipal Bond     4.26%          3.00%        33.36%        n/a*

Michigan Municipal Debt Funds  3.89%          1.18%        26.02%        86.55%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MI MUNICIPAL INCOME      2.76%        5.32%         6.41%

LB Michigan Municipal Bond       3.00%        5.93%         n/a*

Michigan Municipal Debt Funds    1.18%        4.73%         6.43%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* NOT AVAILABLE

$10,000 OVER 10 YEARS
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1990/06/30      10000.00                    10000.00
  1990/07/31      10140.36                    10147.00
  1990/08/31       9986.93                     9999.67
  1990/09/30      10036.71                    10005.37
  1990/10/31      10131.80                    10186.86
  1990/11/30      10330.19                    10391.72
  1990/12/31      10343.31                    10436.92
  1991/01/31      10441.59                    10576.99
  1991/02/28      10519.65                    10669.01
  1991/03/31      10540.50                    10672.85
  1991/04/30      10715.51                    10814.80
  1991/05/31      10764.76                    10910.94
  1991/06/30      10748.86                    10900.14
  1991/07/31      10918.44                    11032.90
  1991/08/31      11049.64                    11178.21
  1991/09/30      11170.93                    11323.75
  1991/10/31      11292.50                    11425.66
  1991/11/30      11334.06                    11457.54
  1991/12/31      11588.35                    11703.42
  1992/01/31      11630.31                    11730.10
  1992/02/29      11649.73                    11733.85
  1992/03/31      11662.94                    11738.20
  1992/04/30      11766.31                    11842.67
  1992/05/31      11893.80                    11982.05
  1992/06/30      12102.61                    12183.11
  1992/07/31      12544.48                    12548.36
  1992/08/31      12367.35                    12426.02
  1992/09/30      12451.32                    12507.28
  1992/10/31      12240.92                    12384.34
  1992/11/30      12540.34                    12606.14
  1992/12/31      12693.45                    12734.85
  1993/01/31      12879.49                    12882.95
  1993/02/28      13397.18                    13348.93
  1993/03/31      13244.27                    13207.83
  1993/04/30      13385.66                    13341.10
  1993/05/31      13474.86                    13416.08
  1993/06/30      13706.23                    13639.99
  1993/07/31      13696.12                    13657.86
  1993/08/31      14020.75                    13942.22
  1993/09/30      14198.14                    14101.02
  1993/10/31      14219.72                    14128.23
  1993/11/30      14126.95                    14003.76
  1993/12/31      14449.09                    14299.38
  1994/01/31      14645.34                    14462.68
  1994/02/28      14222.42                    14088.10
  1994/03/31      13579.50                    13514.43
  1994/04/30      13646.95                    13629.03
  1994/05/31      13716.80                    13747.20
  1994/06/30      13676.51                    13663.20
  1994/07/31      13917.53                    13913.65
  1994/08/31      13952.00                    13961.79
  1994/09/30      13763.54                    13756.83
  1994/10/31      13478.09                    13512.51
  1994/11/30      13053.79                    13268.20
  1994/12/31      13364.72                    13560.23
  1995/01/31      13766.77                    13947.79
  1995/02/28      14163.55                    14353.39
  1995/03/31      14045.71                    14518.31
  1995/04/30      14072.91                    14535.44
  1995/05/31      14526.63                    14999.27
  1995/06/30      14357.96                    14868.77
  1995/07/31      14449.66                    15009.73
  1995/08/31      14645.04                    15200.05
  1995/09/30      14758.36                    15296.27
  1995/10/31      14979.11                    15518.68
  1995/11/30      15265.76                    15776.13
  1995/12/31      15424.64                    15927.74
  1996/01/31      15531.91                    16047.99
  1996/02/29      15406.91                    15939.67
  1996/03/31      15178.20                    15735.96
  1996/04/30      15121.82                    15691.43
  1996/05/31      15107.47                    15685.15
  1996/06/30      15281.94                    15855.96
  1996/07/31      15417.22                    16000.25
  1996/08/31      15387.75                    15996.41
  1996/09/30      15563.03                    16220.36
  1996/10/31      15727.32                    16403.81
  1996/11/30      16015.70                    16704.00
  1996/12/31      15945.66                    16633.85
  1997/01/31      15957.26                    16665.28
  1997/02/28      16117.24                    16818.27
  1997/03/31      15886.62                    16594.08
  1997/04/30      16010.14                    16732.98
  1997/05/31      16236.57                    16984.64
  1997/06/30      16417.33                    17165.53
  1997/07/31      16874.92                    17641.01
  1997/08/31      16695.56                    17475.72
  1997/09/30      16921.91                    17683.15
  1997/10/31      17019.75                    17796.86
  1997/11/30      17130.79                    17901.50
  1997/12/31      17384.02                    18162.68
  1998/01/31      17545.39                    18350.12
  1998/02/28      17549.21                    18355.63
  1998/03/31      17561.23                    18371.78
  1998/04/30      17495.12                    18288.92
  1998/05/31      17734.65                    18578.44
  1998/06/30      17804.37                    18651.64
  1998/07/31      17846.04                    18698.45
  1998/08/31      18118.28                    18987.34
  1998/09/30      18342.54                    19223.93
  1998/10/31      18291.19                    19223.54
  1998/11/30      18361.87                    19291.02
  1998/12/31      18377.13                    19339.63
  1999/01/31      18575.34                    19569.58
  1999/02/28      18451.99                    19484.06
  1999/03/31      18462.59                    19511.14
  1999/04/30      18501.72                    19559.72
  1999/05/31      18384.98                    19446.47
  1999/06/30      18105.62                    19166.44
  1999/07/31      18164.35                    19236.21
  1999/08/31      17998.22                    19082.32
  1999/09/30      18039.22                    19090.14
  1999/10/31      17871.63                    18883.21
  1999/11/30      18044.98                    19084.12
  1999/12/31      17894.10                    18941.95
  2000/01/31      17809.39                    18859.55
  2000/02/29      17983.68                    19078.32
  2000/03/31      18379.88                    19495.37
  2000/04/30      18274.82                    19380.16
  2000/05/31      18139.12                    19279.38
  2000/06/30      18605.52                    19789.90
IMATRL PRASUN   SHR__CHT 20000630 20000724 085644 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on June 30, 1990. As the chart shows, by June 30, 2000, the value of the investment would have grown to $18,606 - an 86.06% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,790 - a 97.90% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  2000                       1999                      1998   1997   1996    1995

Dividend returns  2.69%                      4.62%                     4.91%  5.27%  5.63%   6.15%

Capital returns   1.29%                      -7.25%                    0.80%  3.75%  -2.25%   9.26%

Total returns     3.98%                      -2.63%                    5.71%  9.02%  3.38%   15.41%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.72(cents)   28.57(cents)   56.56(cents)

Annualized dividend rate      5.24%         5.27%          5.15%

30-day annualized yield       5.12%         -              -

30-day annualized             8.37%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.95 over the past one month, $10.87 over the past six months and $10.98 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP

For the six-month period ending June
30, 2000, the municipal bond
market was one of the
best-performing debt categories in
fixed-income. Early in the period,
against a backdrop of fairly light
new issue supply, demand was driven
by investors seeking to capture muni
yields hovering in the neighborhood
of 6%, their highest level in
approximately five years. Early in
the second quarter, however, munis
took a step back as the Federal
Reserve Board continued its
campaign of pre-emptive
interest-rate hikes to combat
potential inflation. This scenario was
less than ideal for muni bonds, which
tend to be of longer maturity than
most other debt offerings and,
therefore, acutely interest-rate
sensitive. But throughout June, a
bevy of economic data indicated
that the U.S. economy was indeed in
a slowdown, and muni bonds rallied
once again. For the overall six-month
period ending June 30, 2000, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained
4.48%. That return outpaced the
3.99% advance of the overall
taxable-bond market, as measured
by the Lehman Brothers Aggregate
Bond Index. While Treasury and
other government bonds were
among the only sectors to outpace
municipal securities, tax-free munis
still offered competitive, if not
superior, tax-equivalent yields at
every maturity level.

(photograph of Norm Lind)(photograph of George Fischer)

NOTE TO SHAREHOLDERS: The following is an interview with Norm Lind
(left), who managed Spartan Michigan Municipal Income Fund during the period covered by this report, with additional comments from George Fischer (right), who became manager of the fund on July 1, 2000.

Q. HOW DID THE FUND PERFORM, NORM?

N.L. For the six-month period that ended June 30, 2000, the fund had a total return of 3.98%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 3.89% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Michigan Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.26% for the same six-month period. For the 12-month period that ended June 30, 2000, the fund returned 2.76%. For the same one-year period, the Michigan municipal debt funds average returned 1.18% and the Lehman Brothers index returned 3.00%.

Q. WHAT FACTORS DROVE THE FUND'S PERFORMANCE DURING THE PAST SIX
MONTHS?

N.L. Despite the fact that interest rates continued to rise over the past six months, municipal bonds perked up a bit and helped the fund post a positive return. Rising interest rates usually spell trouble for municipal bonds, much as they did during most of 1999. In the past six months, however, investors increasingly began to anticipate that the Federal Reserve Board was at or near the end of its year-long campaign to thwart inflation by pushing short-term interest rates higher. Renewed enthusiasm was felt in the municipal market, which also experienced a diminished supply of bonds. Firmer demand coupled with decreased supply helped push municipal bond prices somewhat higher, especially during the final weeks of the period.

Q. WHAT HELPED THE FUND OUTPACE ITS PEERS DURING THE PAST SIX MONTHS?

N.L. Probably the main factor behind the fund's outperformance of its peers was its relatively large position in premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices above face - or par - value. That's because their premium gives them DE MINIMIS protection. This protects certain premium bond gains from unfavorable tax treatment that can occur during particular market environments. As interest rates rose and bond prices fell, more and more bonds fell outside of DE MINIMIS and investors punished them accordingly by pushing their prices lower.

Q. WHERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

N.L. Yes, there were. The fund's emphasis on intermediate-term bonds - those with maturities of between 10 and 20 years - detracted somewhat from the fund's performance. These bonds didn't fare as well as their longer-term counterparts due to weaker demand.

Q. HOW DID YOU MANAGE THE FUND'S INTEREST-RATE SENSITIVITY?

N.L. In keeping with Fidelity's approach, I didn't dramatically alter the fund's interest-rate sensitivity in response to market movements or my opinion about where interest rates were headed. Instead, I kept the fund's interest-rate sensitivity - as reflected by its duration - in line with the intermediate municipal market as a whole, as measured by the Lehman Brothers Michigan Municipal Bond Index. At the end of the period, the fund's duration was 6.8 years, which was in line with the Lehman Brothers index.

Q. WHERE DID YOU FIND ATTRACTIVE VALUES IN TERMS OF SECTORS OVER THE PAST SIX MONTHS?

N.L. I continued to identify some nice values among issuers that are less economically sensitive - including those that provide essential services such as water, sewer and transportation. Given that the economy could slow in response to higher interest rates, I felt that these essential services bonds were a prudent way to go. Furthermore, economically sensitive bonds - such as general obligation bonds, which are backed by tax collections - typically offered only a small amount of additional yield over these essential services bonds.

Q. TURNING TO YOU, GEORGE, WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND
THE FUND?

G.F. If the Federal Reserve is near the end of its campaign to cool the economy and stave off inflationary pressures by raising interest rates, the bond markets should benefit. If, on the other hand, the Fed continues to push rates higher, there may be more volatility ahead. As for the fund, I'll continue to approach the market as Norm did and manage the fund very similarly. I plan to be fairly cautious in terms of credit quality, because the economy has been good for so long that it's easy to get lulled into complacency. We'll remain vigilant, looking for potential problems that could occur if the economy slows.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
personal income tax

FUND NUMBER: 081

TRADING SYMBOL: FMHTX

START DATE: November 12,
1985

SIZE: as of June 30, 2000,
more than $428 million

MANAGER: George Fischer,
since July 2000; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989

GEORGE FISCHER ON CHOOSING
INVESTMENTS FOR THE FUND:

"When selecting individual bonds
for inclusion in the fund, credit
research is always my starting point.
Using a very rigorous research
process and with the help of
Fidelity's credit research team, I
also look for investment-grade
bonds from issuers that have
exhibited fiscal prudence and are
well-managed. After completing
careful credit research, I then
consider structural characteristics,
such as maturity, call features,
coupons and others. Because so
much of the municipal market is
insured, it's often challenging to add
value through credit research. So I
look for opportunities to take
advantage of pricing anomalies that
creep up due to a fund's structural
characteristics."

(solid bullet) General obligation bonds (GOs) were the fund's second-largest sector concentration throughout the past year, making up 20.8% of the fund's net assets at the end of the period. A
GO is backed by the full faith and
credit - which includes the taxing
power - of a city, county, state or
other issuer. GOs are repaid through
general revenues - including
individual and corporate taxes -
collected by the issuer.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JUNE
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

Health Care                    24.8                    25.1

General Obligations            20.8                    18.5

Escrowed/Pre-Refunded          9.7                     10.9

Special Tax                    9.0                     9.2

Electric Utilities             8.2                     8.1

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 2000

                                                       6 MONTHS AGO

Years                          13.7                    13.7


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 2000

                                     6 MONTHS AGO

Years                          6.8   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JUNE 30, 2000

Aaa 59.7%
Aa, A 34.3%
Baa 4.0%
Not Rated 1.6%
Short-term
Investments 0.4%

Row: 1, Col: 1, Value: 59.7
Row: 1, Col: 2, Value: 34.3
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 0.4



 AS OF DECEMBER 31, 1999

Aaa 58.4%
Aa, A 35.2%
Baa 4.6%
Not Rated 1.6%
Short-term
Investments 0.2%

Row: 1, Col: 1, Value: 58.4
Row: 1, Col: 2, Value: 35.2
Row: 1, Col: 3, Value: 4.6
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 0.2

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MICHIGAN MUNICIPAL INCOME

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 98.5%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - 97.8%

Anchor Bay School District:

Rfdg. 4.75% 5/1/26 (FGIC          Aaa       $ 2,250,000                     $ 1,905,660
Insured)

5.5% 5/1/18 (MBIA Insured)        Aaa        2,720,000                       2,811,854
(Pre-Refunded to 5/1/07 @
100) (e)

Bay City Gen. Oblig. (Cap.        Aaa        1,725,000                       741,112
Appreciation) (Street Impt.
Proj.) 0% 6/1/15 (AMBAC
Insured)

Brighton Area School District     Aaa        10,000,000                      4,316,600
Rfdg.  (Cap. Appreciation)
Series II, 0% 5/1/15 (AMBAC
Insured)

Caladonia County Schools          Aaa        2,095,000                       1,803,250
Rfdg.  4.75% 5/1/22 (FGIC
Insured)

Clarkston Cmnty. Schools          Aaa        2,600,000                       2,703,506
5.55% 5/1/10 (FGIC Insured)
(Pre-Refunded to 5/1/05 @
101) (e)

Clintondale Cmnty. Schools        Aa2        2,205,000                       2,209,520
Rfdg. 5.5% 5/1/15

Comstock Pub. Schools (Cap.       Aaa        1,300,000                       1,017,263
Appreciation) 0% 5/1/05 (FSA
Insured)

Davison Cmnty. School             Aaa        1,000,000                       985,570
District 5.375% 5/1/16 (FGIC
Insured)

Detroit Convention Facilities     A          12,700,000                      12,045,061
Rev. Rfdg. (Cobo Hall
Expansion Proj.) 5.25%
9/30/12

Detroit Gen. Oblig. Rfdg.
(Distributable  State Aid
Proj.):

5.2% 5/1/07 (AMBAC Insured)       Aaa        4,000,000                       4,047,360

5.25% 5/1/09 (AMBAC Insured)      Aaa        4,500,000                       4,551,075

Detroit Local Dev. Fin. Auth.     A2         3,000,000                       2,780,310
Rfdg. Sr. Series A, 5.375%
5/1/18

Detroit Swr. Disp. Rev.:

Rfdg. Series B, 6.25% 7/1/07      Aaa        1,130,000                       1,215,146
(MBIA Insured)

Series A, 5.75% 7/1/26 (FGIC      Aaa        10,000,000                      9,881,000
Insured)

Detroit Wtr. Supply Sys. Rev.:

Rfdg.:

6.2% 7/1/04 (FGIC Insured)        Aaa        3,795,000                       3,972,492

6.5% 7/1/15 (FGIC Insured)        Aaa        6,000,000                       6,645,060

Sr. Lien Series A:

5.75% 7/1/26 (FGIC Insured)       Aaa        2,000,000                       1,976,200

5.875% 7/1/29 (FGIC Insured)      Aaa        3,000,000                       2,999,940

Eastern Michigan Univ. Rev.       Aaa        1,000,000                       1,022,840
Rfdg. 5.9% 6/1/02 (AMBAC
Insured)

Flint Hosp. Bldg. Auth. Rev.      Baa1       5,570,000                       5,570,000
(Hurley Med. Ctr. Proj.)
6.5% 7/1/20 (Pre-Refunded to
 7/1/00 @ 100) (e)

Fowlerville Cmnty. School         Aaa        2,500,000                       2,117,400
District Rfdg. 4.75% 5/1/26
(FSA Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Greater Detroit Resource
Recovery Auth. Rev. Rfdg.:

Series A, 6.25% 12/13/05          Aaa       $ 4,000,000                     $ 4,226,360
(AMBAC Insured)

Series B, 6.25% 12/13/05          Aaa        2,000,000                       2,113,180
(AMBAC Insured)

Hamilton Cmnty. Schools           Aaa        3,500,000                       3,108,315
District Rfdg. 5% 5/1/24
(FGIC Insured)

Hastings School District          Aaa        485,000                         505,855
5.625% 5/1/18 (FGIC Insured)
(Pre-Refunded to 5/1/05 @
101) (e)

Howell Pub. Schools Rfdg.         Aaa        1,130,000                       670,158
(Cap. Appreciation) 0%
5/1/10 (AMBAC Insured)

Huron Valley School District      Aaa        5,830,000                       3,261,477
Rfdg. (Cap. Appreciation) 0%
5/1/11 (FGIC Insured)

Imlay City Cmnty. School          Aaa        1,375,000                       1,019,920
District Rfdg. (Cap.
Appreciation) (School Bldg.
and Site Proj.) 0% 5/1/06
(FGIC Insured)

Kent Hosp. Fin. Auth. Hosp.
Facilities Rev. Rfdg.:

(Butterworth Hosp. Proj.)         Aa3        3,685,000                       4,164,382
Series A,  7.25% 1/15/13

(Spectrum Health Proj.)
Series A:

5.375% 1/15/10                    Aa3        2,200,000                       2,164,668

5.375% 1/15/11                    Aa3        2,420,000                       2,369,156

5.375% 1/15/12                    Aa3        2,505,000                       2,447,135

Lake Orion Cmnty. School          Aaa        3,840,000                       3,915,341
District Series A, 5.85%
5/1/16 (FGIC Insured)

Lakeshore Pub. Schools            Aaa        1,000,000                       1,095,440
(Berrien County Proj.) 6.8%
5/1/06 (MBIA Insured)

Lansing Bldg. Auth. Rev. 0%       Aaa        3,000,000                       1,567,140
6/1/12  (AMBAC Insured)

Livonia Pub. School District      Aaa        7,000,000                       7,066,010
5.875% 5/1/25 (FGIC Insured)

Lowell Area Schools (Cap.         Aaa        11,375,000                      4,360,038
Appreciation) 0% 5/1/15
(FGIC Insured) (Pre-Refunded
to 5/1/05 @ 49.0888) (b)(e)

Manistee Area Pub. Schools:

5.875% 5/1/24 (FGIC Insured)      Aaa        1,700,000                       1,715,759

5.9% 5/1/29 (FGIC Insured)        Aaa        1,250,000                       1,261,150

Marquette City Hosp. Fin.         Aaa        2,750,000                       2,847,350
Auth. Rev. Rfdg. (Marquette
Gen. Hosp. Proj.) Series D,
5.875% 4/1/11 (FSA Insured)

Michigan Bldg. Auth. Rev.:

(Cap. Appreciation) Series I:

0% 10/1/01 (Escrowed to           Aaa        1,000,000                       941,570
Maturity) (e)

0% 10/1/02 (Escrowed to           Aaa        2,000,000                       1,789,720
Maturity) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Bldg. Auth. Rev.: -
continued

(Cap. Appreciation) Series I:
- continued

0% 10/1/04 (Escrowed to           Aaa       $ 6,820,000                     $ 5,496,170
Maturity) (e)

Rfdg. Series I, 6.25% 10/1/20     Aa2        1,500,000                       1,522,575

Series II, 6.75% 10/1/11          Aa2        1,000,000                       1,044,480

Michigan Comprehensive Trans.     Aa3        1,275,000                       1,319,383
Rev. Rfdg. Series B, 5.75%
5/15/04

Michigan Gen. Oblig. (Cap.        Aa1        1,045,000                       994,453
Appreciation) (College
Savings Prog.) 0% 8/1/01

Michigan Hosp. Fin. Auth. Rev.:

(Ascension Health Cr. Proj.)
Series A:

5.75% 11/15/18 (MBIA Insured)     Aaa        5,000,000                       4,904,450

6% 11/15/19 (MBIA Insured)        Aaa        17,000,000                      17,029,232

(Daughters of Charity Health      Aa2        1,000,000                       1,049,390
Sys. Proj.) 7% 11/1/21
(Pre-Refunded to 11/1/01 @
102) (e)

(Mercy Health Svcs. Proj.):

Series Q:

5.375% 8/15/26 (AMBAC Insured)    Aaa        2,000,000                       1,845,900

6% 8/15/08 (AMBAC Insured)        Aaa        1,130,000                       1,184,771

6% 8/15/10 (AMBAC Insured)        Aaa        1,265,000                       1,322,267

Series R:

5.25% 8/15/10 (AMBAC Insured)     Aaa        2,195,000                       2,188,722

5.375% 8/15/16 (AMBAC Insured)    Aaa        2,500,000                       2,411,825

(Presbyterian Villages Proj.):

6.4% 1/1/15                       -          1,000,000                       923,720

6.5% 1/1/25                       -          1,225,000                       1,088,008

(Saint John Hosp. & Med. Ctr.
Proj.) Series A:

6% 5/15/08 (AMBAC Insured)        Aaa        1,615,000                       1,720,928

6% 5/15/09 (AMBAC Insured)        Aaa        1,710,000                       1,829,786

Rfdg.:

(Bay Med. Ctr. Proj.) Series      A3         2,880,000                       2,937,600
A, 8.25% 7/1/12

(Crittenton Hosp. Proj.)          A1         6,520,000                       6,011,701
Series A, 5.25% 3/1/14

(Daughters of Charity Health      Aa2        2,750,000                       2,777,885
Sys. Proj.) 5.5% 11/1/05
(Escrowed to Maturity) (e)

(Detroit Med. Ctr. Oblig.         Baa3       6,000,000                       5,224,080
Group Proj.) Series A, 6.5%
8/15/18

(Genesys Reg'l. Med. Proj.)       Baa2       1,000,000                       1,002,290
Series A, 5.3% 10/1/11
(Escrowed to Maturity) (e)

(McLaren Oblig. Group Proj.)      A1         9,250,000                       8,586,313
Series A, 5.375% 10/15/13

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hosp. Fin. Auth.
Rev.: - continued

Rfdg.: - continued

(Mercy Health Svcs. Proj.)        Aa3       $ 1,250,000                     $ 1,285,375
Series T,  6% 8/15/06

(Pontiac Osteopathic Hosp.        Baa2       3,000,000                       2,495,220
Proj.) Series A, 6% 2/1/24

(Sisters of Mercy Health          Aaa        9,950,000                       9,893,186
Corp. Proj.) Series P,
5.375% 8/15/14 (MBIA Insured)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev. Series B:

5.8% 4/1/19                       AA-        4,650,000                       4,564,905

7.55% 4/1/23                      AA-        4,750,000                       4,880,768

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Series A:

5.15% 12/1/26 (AMBAC Insured)     Aaa        1,810,000                       1,805,674
(d)

6.8% 12/1/16                      AA+        1,975,000                       2,006,817

Series C:

5.95% 12/1/14                     AA+        2,500,000                       2,514,400

6% 12/1/16                        AA+        2,500,000                       2,520,325

Michigan Job Dev. Auth. Poll.     A3         8,825,000                       8,818,117
Cont. Rev. (Gen. Motors
Corp. Proj.) 5.55% 4/1/09

Michigan Muni. Bond Auth. Rev.:

(Cap. Appreciation) (Local        Aaa        2,000,000                       976,100
Govt. Ln. Prog.) Series CA,
0% 6/15/13 (FSA Insured)

(Local Govt. Ln. Prog.) 7.5%      Aaa        65,000                          66,297
11/1/09 (AMBAC Insured)

Rfdg. (Local Govt. Ln. Prog.)     Aaa        6,000,000                       5,767,500
Series A, 4.75% 12/1/09
(FGIC Insured)

Rfdg. (Cap. Appreciation)
(Local Govt. Ln. Prog.)
Series A:

0% 12/1/04 (FGIC Insured)         Aaa        2,000,000                       1,602,520

0% 12/1/05 (FGIC Insured)         Aaa        1,855,000                       1,409,318

0% 12/1/06 (FGIC Insured)         Aaa        5,000,000                       3,599,850

0% 12/1/07 (FGIC Insured)         Aaa        5,340,000                       3,637,180

Michigan Pub. Pwr. Agcy. Rev.     A1         10,000,000                      9,419,500
Rfdg. (Belle River Proj.)
Series A, 5.25% 1/1/18

Michigan South Central Pwr.
Agcy. Supply Sys. Rev. Rfdg.:

5% 11/1/09 (AMBAC Insured)        Aaa        1,675,000                       1,672,404

5.9% 11/1/06 (MBIA Insured)       Aaa        4,510,000                       4,741,543

Michigan Strategic Fund Ltd.
Oblig. Rev. Rfdg.:

(Detroit Edison Co. Proj.):

Series A, 5.55% 9/1/29 (MBIA      Aaa        1,000,000                       935,740
Insured) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev. Rfdg.: - continued

(Detroit Edison Co. Proj.): -
continued

Series AA, 6.4% 9/1/25 (MBIA      Aaa       $ 5,000,000                     $ 5,181,700
Insured)

Series BB:

6.5% 2/15/16 (FGIC Insured)       Aaa        1,250,000                       1,295,138

7% 7/15/08 (MBIA Insured)         Aaa        2,000,000                       2,252,320

7% 5/1/21 (AMBAC Insured)         Aaa        8,500,000                       9,814,015

(Envir. Research Institute
Proj.):

6.25% 8/15/06 (Pre-Refunded       -          2,660,000                       2,764,166
to  8/15/02 @ 101) (e)

6.375% 8/15/12 (Pre-Refunded      -          1,770,000                       1,843,703
to 8/15/02 @ 101) (e)

(Ford Motor Co. Proj.) Series     A1         8,250,000                       9,016,013
A, 7.1% 2/1/06

Michigan Trunk Line:

Rfdg. Series A, 5.5% 11/1/16      Aa3        7,000,000                       7,050,820

Series A:

5.5% 10/1/21                      Aa3        9,750,000                       9,712,658

5.75% 10/1/04                     Aa3        3,395,000                       3,523,331

Michigan Underground Storage      Aaa        5,000,000                       5,263,750
Tank Fin. Assurance Auth.
Rev. Rfdg. Series I, 6%
5/1/06 (AMBAC Insured)

Michigan Univ. Rev. Rfdg.:

(Univ. Hosp. Proj.) Series A,     Aa2        9,000,000                       9,060,390
5.75% 12/1/12

Series A, 6.25% 8/15/15           Aa2        3,145,000                       3,271,366
(Pre-Refunded to 8/15/02 @
101) (e)

Mona Shores School District       Aaa        2,220,000                       2,504,537
School Bldg. & Site 6.75%
5/1/10 (FGIC Insured)

Northern Michigan Univ. Revs      Aaa        5,500,000                       5,064,455
Rfdg.  5.125% 12/1/20 (MBIA
Insured)

Okemos Pub. School District
Rfdg.  (Cap. Appreciation):

0% 5/1/12 (MBIA Insured)          Aaa        2,500,000                       1,311,900

0% 5/1/13 (MBIA Insured)          Aaa        1,700,000                       835,329

Pinckney Cmnty. Schools
Livingston & Washtenaw
Counties:

5.5% 5/1/10 (FGIC Insured)        Aaa        2,175,000                       2,225,460

5.5% 5/1/11 (FGIC Insured)        Aaa        2,350,000                       2,396,389

5.5% 5/1/14 (FGIC Insured)        Aaa        3,075,000                       3,102,214

Plymouth-Canton Cmnty. School     Aaa        2,000,000                       1,681,840
District Rfdg. 4.625% 5/1/23
(FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MICHIGAN - CONTINUED

Port Huron Area School            Aa2       $ 1,975,000                     $ 1,312,506
District (Cap. Appreciation)
(School Bldg. Site Proj.) 0%
5/1/08 (Liquidity Facility
Michigan School Bond Ln.
Fund)

Romulus Cmnty. Schools (Cap.      Aaa        3,610,000                       2,677,754
Appreciation) Series I, 0%
5/1/06 (FSA Insured)

Royal Oak City School             Aaa        3,000,000                       2,347,530
District (Cap. Appreciation)
(School Bldg. & Site Proj.)
0% 5/1/05 (AMBAC Insured)

Royal Oak Hosp. Fin. Auth.
Rev.:

(Cap. Appreciation) (William      Aa3        5,910,000                       4,401,532
Beaumont  Hosp. Proj.)
Series K, 0% 11/15/05

Rfdg. (William Beaumont Hosp.     Aa3        4,000,000                       3,886,040
Proj.)  5.5% 1/1/14

Saint Clair Shores Econ. Dev.     A2         1,600,000                       1,632,000
Corp. Rev.  (Bon Secours
Health Sys. Proj.) Series B,
 7.5% 9/1/15

Standish Sterling Cmnty.          Aaa        8,900,000                       8,003,592
Schools 5.15% 5/1/28 (FGIC
Insured)

Walled Lake Consolidated          Aaa        3,550,000                       3,602,114
School District Rfdg. 5.3%
5/1/09 (MBIA Insured)

Wayne Charter County Arpt.
Rev.:

(Detroit Metro. Arpt. Proj.)      Aaa        1,500,000                       1,565,340
Series B, 6.875% 12/1/11
(MBIA Insured) (d)

(Detroit Metro. Wayne County
Proj.) Series A:

5% 12/1/28 (MBIA Insured) (d)     Aaa        8,400,000                       7,191,492

5.25% 12/1/12 (MBIA Insured)      Aaa        2,500,000                       2,452,075
(d)

Rfdg. (Detroit Metro. Wayne       Aaa        2,000,000                       1,991,680
County Proj.)  Sub Lien
Series C, 5.25% 12/1/13
(MBIA Insured)

Wayne County Bldg. Auth.          A3         2,250,000                       2,407,095
Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @
102) (e)

West Ottawa Pub. School
District:

(Cap. Appreciation) (School       Aaa        4,110,000                       3,078,226
Bldg. & Site Proj.) 0%
5/1/06 (MBIA Insured)
(Pre-Refunded to 5/1/05 @
95.9187) (e)

Rfdg. 5.25% 5/1/10 (FGIC          Aaa        2,875,000                       2,900,703
Insured)

Western Michigan Univ. Rev.       Aaa        2,365,000                       2,149,525
Rfdg. 5.125% 11/15/22 (FGIC
Insured)

                                                                             419,727,709

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

PUERTO RICO - 0.7%

Puerto Rico Commonwealth          Baa       $ 2,800,000                     $ 2,850,204
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

TOTAL MUNICIPAL BONDS                                                       422,577,913
(Cost $419,254,569)


MUNICIPAL NOTES - 0.4%



MICHIGAN - 0.4%

Midland County Econ. Dev.                    1,800,000                     1,800,000
Rev. (Dow Chemical Co.
Proj.) Series 1993 A, 4.6%,
VRDN (c)(d) (Cost $1,800,000)

TOTAL INVESTMENT PORTFOLIO -                                                424,377,913
98.9%
(Cost $421,054,569)

NET OTHER ASSETS - 1.1%                                                     4,596,986

NET ASSETS - 100%                                                         $ 428,974,899


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

40 U.S. Treasury Bond Contracts  Sept. 2000           $ 3,893,750                          $ (8,678)

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS - 0.9%


SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $153,320.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        87.3%      AAA, AA, A    91.0%

Baa               4.0%       BBB           2.7%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.6%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

Health Care                   24.8%

General Obligations           20.8

Escrowed/Pre-Refunded          9.7

Special Tax                    9.0

Electric Utilities             8.2

Water & Sewer                  6.3

Industrial Development         5.3

Others* (individually less    15.9
than 5%)

                             100.0%

* Includes short-term Investments and net other assets.

INCOME TAX INFORMATION

At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $421,054,569. Net unrealized appreciation aggregated $3,323,344, of which $11,066,793 related to appreciated investment securities and $7,743,449 related to depreciated investment securities.

At December 31, 1999, the fund had a capital loss carryforward of approximately $14,483,000 of which $12,527,000 and $1,956,000 will expire on December 31, 2006 and 2007, respectively.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 424,377,913
value (cost $421,054,569) -
See accompanying schedule

Receivable for fund shares                  775,613
sold

Interest receivable                         5,578,145

 TOTAL ASSETS                               430,731,671

LIABILITIES

Payable to custodian bank       $ 742,832

Payable for fund shares          271,028
redeemed

Distributions payable            586,158

Accrued management fee           132,901

Payable for daily variation      6,250
on futures contracts

Other payables and accrued       17,603
expenses

 TOTAL LIABILITIES                          1,756,772

NET ASSETS                                 $ 428,974,899

Net Assets consist of:

Paid in capital                            $ 442,492,850

Distributions in excess of                  (4,880)
net interest income

Accumulated undistributed net               (16,827,737)
realized  gain (loss) on
investments

Net unrealized appreciation                 3,314,666
(depreciation) on investments

NET ASSETS, for 38,957,428                 $ 428,974,899
shares outstanding

NET ASSET VALUE, offering                   $11.01
price and redemption price
per share ($428,974,899
(divided by) 38,957,428
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED JUNE 30,
                                       2000 (UNAUDITED)

INTEREST INCOME                            $ 12,127,484

EXPENSES

Management fee                 $ 793,690

Transfer agent fees             178,594

Accounting fees and expenses    65,080

Non-interested trustees'        741
compensation

Custodian fees and expenses     4,630

Registration fees               21,701

Audit                           14,688

Legal                           5,893

Miscellaneous                   136

 Total expenses before          1,085,153
reductions

 Expense reductions             (66,056)    1,019,097

NET INTEREST INCOME                         11,108,387

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          (406,668)

 Futures contracts              226,060     (180,608)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          5,492,563

 Futures contracts              (8,678)     5,483,885

NET GAIN (LOSS)                             5,303,277

NET INCREASE (DECREASE) IN                 $ 16,411,664
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                         $ 4,504

 Transfer agent credits                     61,552

                                           $ 66,056

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,108,387               $ 22,606,531

 Net realized gain (loss)         (180,608)                  (2,164,760)

 Change in net unrealized         5,483,885                  (32,707,350)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       16,411,664                 (12,265,579)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,096,410)               (22,606,531)
From net interest income

Share transactions Net            43,431,841                 78,784,741
proceeds from sales of shares

 Reinvestment of distributions    7,599,547                  16,300,743

 Cost of shares redeemed          (52,501,510)               (115,019,055)

 NET INCREASE (DECREASE) IN       (1,470,122)                (19,933,571)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       3,845,132                  (54,805,681)
IN NET ASSETS

NET ASSETS

 Beginning of period              425,129,767                479,935,448

 End of period (including        $ 428,974,899              $ 425,129,767
distributions in excess of
net interest income of
$4,880 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                             4,000,709                  6,900,335

 Issued in reinvestment of        698,173                    1,441,001
distributions

 Redeemed                         (4,839,879)                (10,181,801)

 Net increase (decrease)          (140,997)                  (1,840,465)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.870                        $ 11.720                  $ 11.630   $ 11.300   $ 11.560
period

Income from Investment          .286 G                          .551                      .557       .571       .630 E
Operations Net interest
income

Net realized  and unrealized    .140                            (.850)                    .093       .420       (.258)
gain (loss)

Total from investment           .426                            (.299)                    .650       .991       .372
operations

Less Distributions

From net  interest income       (.286)                          (.551)                    (.557)     (.571)     (.630)

In excess of net  interest      -                               -                         (.003)     -          (.002)
income

In excess of net  realized      -                               -                         -          (.090)     -
gain

Total  distributions            (.286)                          (.551)                    (.560)     (.661)     (.632)

Net asset value,  end of       $ 11.010                        $ 10.870                  $ 11.720   $ 11.630   $ 11.300
period

TOTAL RETURN B, C               3.98%                           (2.63)%                   5.71%      9.02%      3.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 428,975                       $ 425,130                 $ 479,935  $ 457,932  $ 455,729
(000 omitted)

Ratio of expenses to average    .52% A                          .52%                      .55% D     .56% D     .59%
net assets

Ratio of expenses to average    .49% A, F                       .52%                      .55%       .56%       .59%
net assets after expense
reductions

Ratio of net interest income    5.29% A                         4.86%                     4.77%      5.08%      5.52%
to average net assets

Portfolio turnover rate         14% A                           19%                       24%        16%        29%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.580
period

Income from Investment          .611
Operations Net interest
income

Net realized  and unrealized    .980
gain (loss)

Total from investment           1.591
operations

Less Distributions

From net  interest income       (.611)

In excess of net  interest      -
income

In excess of net  realized      -
gain

Total  distributions            (.611)

Net asset value,  end of       $ 11.560
period

TOTAL RETURN B, C               15.41%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 491,874
(000 omitted)

Ratio of expenses to average    .59%
net assets

Ratio of expenses to average    .59%
net assets after expense
reductions

Ratio of net interest income    5.49%
to average net assets

Portfolio turnover rate         29%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $0.049 RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. G NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

PERFORMANCE: THE BOTTOM LINE

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MI MUNICIPAL MONEY   1.75%          3.27%        16.41%        36.49%
MARKET

All Tax-Free Money Market     1.67%          3.13%        16.12%        35.20%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 472 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MI MUNICIPAL MONEY     3.27%        3.09%         3.16%
MARKET

All Tax-Free Money Market       3.13%        3.03%         3.06%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                             7/3/00  4/3/00  1/03/00  9/27/99  6/28/99

Fidelity Michigan Municipal  4.10%   3.34%   4.24%    3.16%    2.90%
Money Market Fund

All Tax-Free Money Market    3.85%   3.11%   3.98%    3.02%    2.93%
Funds Average

Fidelity Michigan Municipal  6.70%   5.45%   6.94%    5.16%    4.74%
Money Market Fund
Tax-Equivalent

Portion of fund's income     0.00%   3.64%   2.50%    2.51%    1.04%
subject to state taxes

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 38.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Michigan Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF
2000, DIANE?

A. For most of the period, indications of robust economic growth raised fears that inflation was on the horizon. For example, growth in gross domestic product in the first quarter of 2000 continued at the same vibrant pace seen in 1999. Economic activity was sustained by the wealth effect caused by gains in the equity market, which resulted in high consumer confidence and sustained consumer spending. Business spending was also strong. Other data underscored the momentum of the U.S. economy. In April, the unemployment rate fell to 3.9%, the lowest level in 30 years. Foreign economies demonstrated strength and increased demand for U.S. exports. This backdrop encouraged the Federal Reserve Board to continue to raise short-term interest rates in order to slow growth and head off inflation. The Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times. The first two hikes each increased the target rate by 0.25 percentage points in February and March. In May, the Fed became more aggressive, raising short-term rates by 0.50 percentage points, bringing it to 6.50%. This move came shortly after the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - rose at a higher-than-expected annual rate of 5.6% in the first quarter, up from 3.4% in 1999. In addition, the housing market continued to be strong in spite of rising mortgage rates. In June, however, the Fed kept rates unchanged after seeing some indications that the economy was slowing. While price inflation had surfaced at the consumer level - fueled by increases in energy costs, consumer prices increased at an annual rate of 4.2% during the first six months of the year, up from 2.8% from the prior 12 months - most price gains had been offset by productivity improvements. Even though the Fed held off in June, it indicated it was more likely to raise rates than lower them in the future.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund maintained a shorter average maturity than its competitors because longer-term, fixed-rate notes did not incorporate our expectations for higher rates. Instead, the fund was overweighted in variable-rate demand notes (VRDNs), whose yields are reset at regular intervals. This strategy helped the fund take advantage of increasing yields as the Fed continued to raise rates. The fund's large stake in VRDNs particularly boosted performance in April. As is typical, in April investors redeemed shares of money market funds to pay taxes. Fund managers, in turn, sold VRDNs to meet redemptions. Dealers of VRDNs were therefore forced to raise yields - in some cases as high as levels seen in taxable markets - to attract buyers. The fund was positioned to take advantage of these increases in yield. Toward the end of the period, we adjusted the fund's average maturity to be closer to neutral, as it became less certain that we would see higher rates going forward.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 2000, was 4.05%, compared to 4.05% six months ago. The latest yield was the equivalent of a 6.62% taxable yield for Michigan investors in the 38.82% combined federal and state income tax bracket. Through June 30, 2000, the fund's six-month total return was 1.75%, compared to 1.67% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Market prices currently reflect that the Fed might raise short-term rates by another 0.25 percentage points by the end of the year. Market observers and the Fed will be watching economic indicators for any sign of increased inflationary pressures or actual higher prices. Although the Fed refrained from raising rates in June, it may increase rates again in August if we do see more indications of inflation. I believe the Fed may have reached the end of this latest rate-hike program, after having raised short-term rates by a total of 1.75 percentage points since June 1999. It appears that these rate increases are helping to slow the economy. However, the risk still remains that the Fed might feel it necessary to raise rates again. I plan to maintain a relatively neutral position, but will continue to look for opportunities driven by supply and demand.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal money
market securities

FUND NUMBER: 420

TRADING SYMBOL: FMIXX

START DATE: January 12,
1990

SIZE: as of June 30, 2000,
more than $429 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 6/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99
                                                               12/31/99

  0 - 30                       86.0                             83.2                     73.9

 31 - 90                       5.5                              2.3                      20.2

 91 - 180                      1.8                              7.1                      0.0

181 - 397                      6.7                              7.4                      5.9

WEIGHTED AVERAGE MATURITY

                              6/30/00                          12/31/99                 6/30/99

Fidelity Michigan Municipal   33 DAYS                          37 Days                  38 Days
Money Market Fund

All Tax-Free Money Market     40 DAYS                          47 Days                  44 Days
Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 2000                                           AS OF DECEMBER 31, 1999

Variable Rate  Demand Notes                                   Variable Rate  Demand Notes
(VRDNs)                         82.0%                         (VRDNs)                             68.4%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                         7.6%                         CP Mode)                            15.2%

Tender Bonds                     0.4%                         Tender Bonds                         1.8%

Municipal Notes                  8.0%                         Municipal Notes                     10.6%

Other Investments  and Net                                    Other Investments  and Net
Other Assets                     2.0%                         Other Assets                         4.0%

Row: 1, Col: 1, Value: 82.0                                   Row: 1, Col: 1, Value: 68.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 7.6                                    Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: nil                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.4                                    Row: 1, Col: 5, Value: 1.8
Row: 1, Col: 6, Value: nil                                    Row: 1, Col: 6, Value: nil
Row: 1, Col: 7, Value: 8.0                                    Row: 1, Col: 7, Value: 10.6
Row: 1, Col: 8, Value: 2.0                                    Row: 1, Col: 8, Value: 4.0





* SOURCE: IMONEYNET, INC.(registered trademark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 101.8%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - 101.8%

Chelsea Econ. Dev. Corp. Ltd.    $ 3,760,000                      $ 3,760,000
Oblig. Rev. (Silver Maples
of Chelsea Proj.) Series
1996, 4.8%, LOC Comerica
Bank, Detroit, VRDN (b)

Chippewa Valley Schools           3,410,000                        3,410,000
Participating VRDN Series
MSDW 00 253, 4.9% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(e)

Clarkston Cmnty. Schools RAN      3,000,000                        3,001,834
(Michigan State Aid Proj.)
4.65% 8/21/00

Clinton Econ. Dev. Corp. Rev.     3,700,000                        3,700,000
(Clinton Area Care Ctr.
Proj.) 4.87%, LOC Northern
Trust Co., Chicago, VRDN (b)

Detroit Economic Dev. Corp.
Rev. (Waterfront
Reclaimation & Casino Dev.
Proj.):

Series 1999 A, 4.75%, LOC         7,530,000                        7,530,000
Bank of America NA, VRDN (b)

Series 1999 B, 4.75%, LOC         4,530,000                        4,530,000
Bank of America NA, VRDN (b)

Series 1999 C, 4.8%,              2,775,000                        2,775,000
(Greektown Casino)  LOC
Lasalle Bank NA, VRDN (b)

Detroit Swr. Disp. Rev.:

Participating VRDN:

Series BS 99 81, 4.9%             4,000,000                        4,000,000
(Liquidity Facility Bear
Stearns Companies, Inc.)
(b)(e)

Series FRRI A75, 4.95%            9,400,000                        9,400,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)

Series Merlots 00 I, 4.89%        4,300,000                        4,300,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)

Series 1998 B, 4.95% (MBIA        8,550,000                        8,550,000
Insured) (BPA Morgan
Guaranty Trust Co., NY),
VRDN (b)

Detroit Wtr. Supply Sys. Rev.
Participating VRDN:

Series Merlots 00 D, 4.89%        4,500,000                        4,500,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)

Series SG 64, 4.85%               3,500,000                        3,500,000
(Liquidity Facility Societe
Generale) (b)(e)

Series SGB 6, 4.87%               7,570,000                        7,570,000
(Liquidity Facility Societe
Generale) (b)(e)

Detroit Wtr. Sys. Rev.
Participating VRDN:

Series 992201, 4.87%              4,000,000                        4,000,000
(Liquidity Facility Citibank
NA,  New York) (b)(e)

Series 992202, 4.87%              8,200,000                        8,200,000
(Liquidity Facility Citibank
NA,  New York) (b)(e)

Genesee County Economic Dev.      2,600,000                        2,600,000
Corp. (Creative Foam Corp.
Proj.) Series 1994, 4.95%,
LOC Bank One NA, Michigan,
VRDN (b)(c)

Georgetown Charter Township       1,000,000                        1,000,000
Ind. Dev. Rev. (J&F Steel
Corp. Proj.) Series 1989,
4.85%, LOC Societe Generale,
VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Jackson Pub. Schools RAN:

Series 1999 B, 4% 7/6/00, LOC    $ 4,750,000                      $ 4,750,283
Comerica Bank, Detroit

Series A, 4.4% 8/23/00, LOC       3,000,000                        3,001,279
Comerica Bank, Detroit

Series B, 5% 7/3/01, LOC          3,750,000                        3,764,325
Comerica Bank, Detroit

Kent County Michigan Arpt.        6,245,000                        6,245,000
Facilities Rev.
Participating VRDN Series
MSDW 98 118, 4.87%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)

Macomb County Cmnty. College      3,900,000                        3,909,300
District Bonds 5% 5/1/01

Michigan Gen. Oblig.              12,990,000                       12,990,000
Participating VRDN Series
Putters 125, 4.82%
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(e)

Michigan Higher Ed. Student
Ln. Auth. Rev. Rfdg.:

Series XII B, 4.8% (AMBAC         1,360,000                        1,360,000
Insured) (BPA Kredietbank ),
VRDN (b)(c)

Series XII F, 4.8% (AMBAC         5,200,000                        5,200,000
Insured) (BPA Kredietbank ),
VRDN (b)(c)

Michigan Hosp. Fin. Auth. Rev.:

Bonds (Henry Ford Health Sys.     3,000,000                        3,060,000
Proj.) Series A, 7% 7/1/10
(Pre-Refunded to 7/1/00 @
102) (d)

Participating VRDN Series         3,700,000                        3,700,000
1997 X, 4.89% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(e)

(Health Care Equip. Ln.           4,300,000                        4,300,000
Prog.) Series B, 4.72%, LOC
Michigan Nat'l. Bank,
Detroit, VRDN (b)

(Hosp. Equip. Ln. Prog.)          20,000,000                       20,000,000
Series A, 4.9%, LOC Nat'l.
City Bank Michigan,
Illinois, VRDN (b)

(United Memorial Hosp. Assoc.     4,000,000                        4,000,000
Proj.) Series 1999, 4.87%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(c)

Michigan Hsg. Dev. Auth.
Multi-family Hsg. Rev.:

Bonds Series 1988 A, 4.6%         3,550,000                        3,550,000
tender 8/21/00,  LOC
Landesbank Hessen-Thuringen,
CP mode (c)

(Canton Club East Apts.           4,000,000                        4,000,000
Proj.) Series 1998 A, 4.85%,
 LOC Key Bank Nat'l. Assoc.,
VRDN (b)(c)

(Lexington Place Aprts.           7,520,000                        7,520,000
Proj.) Series 1999 A, 4.85%,
 LOC Bank of America NA,
VRDN (b)(c)

Michigan Hsg. Dev. Auth.
Rental Hsg. Rev.:

Participating VRDN Series PT      4,710,000                        4,710,000
38, 4.9% (Liquidity Facility
Commerzbank AG) (b)(c)(e)

Series 1997 B, 4.85%, LOC         1,350,000                        1,350,000
Landesbank Hessen-Thuringen,
VRDN (b)

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.:

Bonds Series 1999 B, 3.95%,       1,545,000                        1,545,000
tender 12/1/00 (c)

Participating VRDN:

Series PA 635R, 4.9%              5,080,000                        5,080,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Hsg. Dev. Auth.
Single Family Mtg. Rev.: -
continued

Participating VRDN: - continued

Series PT 58, 4.9% (Liquidity    $ 5,375,000                      $ 5,375,000
Facility Merrill Lynch &
Co., Inc.) (b)(c)(e)

Series 1999 B2, 4.9% (MBIA        4,400,000                        4,400,000
Insured), VRDN (b)(c)

Series 2000 A, 4.8% (MBIA         4,400,000                        4,400,000
Insured), VRDN (b)

Michigan Muni. Bond Auth. Rev.:

Bonds (Revolving Fund Proj.)      3,145,000                        3,154,958
Series A, 5.4% 10/1/00
(Escrowed to Maturity) (d)

BAN:

Series 2000 B1, 5% 7/2/01 (a)     8,345,000                        8,396,822

Series 2000 B2, 5% 7/2/01,        6,645,000                        6,686,265
LOC Morgan Guaranty Trust
Co., NY (a)

RAN Series B1, 4.25% 8/25/00      4,100,000                        4,103,861

Michigan Strategic Fund Ind.
Dev. Rev.:

(Althaus Family Investors II      2,300,000                        2,300,000
Proj.) Series 1997, 4.97%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)

(C-Tec, Inc. Proj.) 4.9%, LOC     1,500,000                        1,500,000
Suntrust Bank, VRDN (b)(c)

Michigan Strategic Fund Ltd.
Oblig. Rev.:

Participating VRDN Series PT      2,495,000                        2,495,000
244, 4.85% (Liquidity
Facility BNP Paribas Sa)
(b)(e)

(B&C Leasing Proj.) 4.9%, LOC     1,350,000                        1,350,000
Bank of America NA, VRDN (b)

(B&G Realty Co. Proj.) 4.9%,      2,000,000                        2,000,000
LOC Bank One, Wisconsin,
VRDN (b)(c)

(BC&C Proj.) 4.95%, LOC           1,680,000                        1,680,000
Comerica Bank, Detroit, VRDN
(b)(c)

(Bico Michigan, Inc. Proj.)       4,000,000                        4,000,000
Series 1999, 4.95%,  LOC
Bank One NA, VRDN (b)(c)

(Bosal Ind. Proj.) Series         7,500,000                        7,500,000
1998, 4.85%, LOC Bank of New
York NA, VRDN (b)(c)

(Conti Properties LLC Proj.)      3,580,000                        3,580,000
Series 1997, 4.95%,  LOC
Comerica Bank, Detroit, VRDN
(b)(c)

(Cyberplast Inds. Ltd. Proj.)     3,675,000                        3,675,000
4.85%, LOC Bank One NA,
Michigan, VRDN (b)(c)

(Doss Ind. Dev. Co. Proj.)        3,300,000                        3,300,000
4.95%, LOC Bank One NA,
Michigan, VRDN (b)(c)

(Dow Chemical Co. Proj.)          500,000                          500,000
Series 1999, 4.75%, VRDN
(b)(c)

(Envir. Quality Co. Proj.)        1,545,000                        1,545,000
Series 1995, 4.85%,  LOC
Comerica Bank, Detroit, VRDN
(b)(c)

(Fintex LLC Proj.) Series         4,400,000                        4,400,000
2000, 4.95%, LOC Comerica
Bank, Detroit, VRDN (b)(c)

(Future Fence Co. Proj.)          3,500,000                        3,500,000
4.95%, LOC Comerica Bank,
Detroit, VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Ltd.
Oblig. Rev.: - continued

(Grandview Plaza Riverview       $ 3,025,000                      $ 3,025,000
Assoc. One LP Proj.) 4.95%,
LOC Nat'l. City Bank, VRDN
(b)(c)

(Hi-Tech Mold & Engineering       500,000                          500,000
Proj.) 4.95%, LOC Bank One
Na, Michigan, VRDN (b)(c)

(John H. Decker & Sons Proj.)     2,350,000                        2,350,000
Series 1998, 4.8%,  LOC
Michigan Nat'l. Bank,
Detroit, VRDN (b)(c)

(Majestic Ind., Inc. Proj.)       3,145,000                        3,145,000
4.95%, LOC Comerica Bank,
Detroit, VRDN (b)(c)

(Mans Proj.) Series 1998,         3,115,000                        3,115,000
4.95%, LOC Comerica Bank,
Detroit, VRDN (b)(c)

(Muskegen Cast Products           3,500,000                        3,500,000
Proj.) 4.97%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(b)(c)

(Nat'l. Rubber Michigan, Inc.     2,400,000                        2,400,000
Proj.) Series 1995, 4.8%, L
OC Nat'l. Bank of Canada,
VRDN (b)(c)

(Numaco LLC Proj.) 4.95%, LOC     5,000,000                        5,000,000
Comerica Bank, Detroit, VRDN
(b)(c)

(PBL Enterprises, Inc. Proj.)     3,250,000                        3,250,000
Series 1997, 4.95%,  LOC
Comerica Bank, Detroit, VRDN
(b)(c)

(Rochester Gear, Inc. Proj.)      3,950,000                        3,950,000
Series 1995, 4.8%,  LOC
Comerica Bank, Detroit, VRDN
(b)(c)

(TEI Investments LLC Proj.)       900,000                          900,000
Series 1997, 4.95%,  LOC
Comerica Bank, Detroit, VRDN
(b)(c)

(The Monarch Press, Inc.          2,500,000                        2,500,000
Proj.) Series 2000, 4.95%,
LOC Comerica Bank, Detroit,
VRDN (b)(c)

(The Spiratex Co. Proj.)          2,000,000                        2,000,000
Series 1994, 4.95%,  LOC
Bank One NA, Michigan, VRDN
(b)(c)

(Trilan LLC Proj.) 4.95%, LOC     4,000,000                        4,000,000
Bank One NA, Michigan, VRDN
(b)(c)

(Ultimate Hydroforming, Inc.      200,000                          200,000
Proj.) 4.95%, LOC Bank One
NA, Michigan, VRDN (b)(c)

(Unified-Boring Co., Inc.         1,300,000                        1,300,000
Proj.) Series 1992, 4.95%,
LOC Bank One NA, Michigan,
VRDN (b)(c)

(Vent-Rite Valve Corp. Proj.)     1,680,000                        1,680,000
4.95%, LOC Fleet Nat'l.
Bank, VRDN (b)(c)

(Wayland Enterprises Proj.)       3,000,000                        3,000,000
Series 1999, 4.95%,  LOC
Bank One NA, Michigan, VRDN
(b)(c)

(Windcrest Properties LLC         5,300,000                        5,300,000
Proj.) 4.8%, LOC Bank One
NA, Michigan, VRDN (b)(c)

Series 1999, 4.95%, LOC           2,560,000                        2,560,000
Michigan Nat'l. Bank,
Detroit, VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Michigan Strategic Fund Poll.
Cont. Rev.:

Bonds (Dow Chemical Co.
Proj.) Series 1988:

4.2% tender 9/8/00, CP mode      $ 10,450,000                     $ 10,450,000
(c)

4.4% tender 10/16/00, CP mode     3,250,000                        3,250,000
(c)

4.5% tender 7/13/00, CP mode      6,450,000                        6,450,000
(c)

(Gen. Motors Corp. Proj.)         13,430,000                       13,430,000
Series 1988 A, 4.75%,  VRDN
(b)

Rfdg. (Consumers Pwr. Co.         2,200,000                        2,200,000
Proj.) Series 1988 A, 4.6%
(AMBAC Insured), LOC Union
Bank of Switzerland, VRDN (b)

Michigan Strategic Fund Solid
Waste Disp. Rev.:

(Grayling Gen. Station Proj.)     6,800,000                        6,800,000
Series 1990, 4.85%,  LOC
Barclays Bank PLC, VRDN
(b)(c)

(Great Lakes Recovery Proj.)      2,100,000                        2,100,000
4.8%, LOC Bank One NA,
Michigan, VRDN (b)(c)

Midland County Econ. Dev.         1,300,000                        1,300,000
Rev. (Dow Chemical Co.
Proj.) Series 1993 A, 4.6%,
VRDN (b)(c)

Royal Oak Hosp. Fin. Auth.        6,385,000                        6,592,657
Rev. Bonds (William Beaumont
Hosp. Proj.) Series D, 6.75%
1/1/20 (Pre-Refunded to
1/1/01 @ 102) (d)

Sterling Heights Econ. Dev.       4,500,000                        4,500,000
Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc.
Proj.) 4.85%, LOC Comerica
Bank, Detroit, VRDN (b)(c)

Univ. of Michigan Regents
Series B:

4.4% 7/12/00, CP                  4,800,000                        4,800,000

4.55% 7/3/00, CP                  4,400,000                        4,400,000

Wayne Charter County Arpt.
Rev.:

Participating VRDN:

Series MSDW 98 108, 4.92%         4,500,000                        4,500,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(c)(e)

Series SG 122, 4.85%              8,100,000                        8,100,000
(Liquidity Facility Societe
Generale) (b)(e)

Rfdg. Series 1996 A, 4.9%,        15,310,000                       15,310,000
LOC Bayerische Landesbank
Girozentrale, VRDN (b)(c)

Wayne-Westland Cmnty. Schools
Participating VRDN:

Series MSDW 98 56, 4.87%          11,135,000                       11,135,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MICHIGAN - CONTINUED

Wayne-Westland Cmnty. Schools
Participating VRDN: -
continued

Series MSDW 98 67, 4.87%         $ 3,100,000                      $ 3,100,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)

Zeeland Hosp. Fin. Auth. Rev.     5,000,000                        5,000,000
Rfdg. (Zeeland Cmnty. Hosp.
Proj.) Series 1999, 4.87%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)

TOTAL INVESTMENT PORTFOLIO -                                       437,296,584
101.8%

NET OTHER ASSETS - (1.8)%                                          (7,525,340)

NET ASSETS - 100%                                                $ 429,771,244

Total Cost for Income Tax Purposes                               $ 437,296,584


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 437,296,584
value -  See accompanying
schedule

Cash                                         13,430

Receivable for investments                   4,201,113
sold Regular delivery

 Delayed delivery                            4,250,000

Receivable for fund shares                   3,338,224
sold

Interest receivable                          3,626,271

Prepaid expenses                             8,545

 TOTAL ASSETS                                452,734,167

LIABILITIES

Payable for investments        $ 3,764,325
purchased Regular delivery

 Delayed delivery               15,083,088

Payable for fund shares         3,871,740
redeemed

Distributions payable           30,466

Accrued management fee          137,727

Other payables and accrued      75,577
expenses

 TOTAL LIABILITIES                           22,962,923

NET ASSETS                                  $ 429,771,244

Net Assets consist of:

Paid in capital                             $ 429,821,445

Accumulated net realized gain                (50,201)
(loss) on investments

NET ASSETS, for 429,804,160                 $ 429,771,244
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($429,771,244
(divided by) 429,804,160
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      2000 (UNAUDITED)

INTEREST INCOME                            $ 8,858,176

EXPENSES

Management fee                 $ 825,903

Transfer agent fees             323,318

Accounting fees and expenses    41,642

Non-interested trustees'        710
compensation

Custodian fees and expenses     5,770

Registration fees               30,970

Audit                           10,680

Legal                           5,930

Miscellaneous                   8,611

 Total expenses before          1,253,534
reductions

 Expense reductions             (546)       1,252,988

NET INTEREST INCOME                         7,605,188

NET REALIZED GAIN (LOSS) ON                 (25,278)
INVESTMENTS

NET INCREASE IN NET ASSETS                 $ 7,579,910
RESULTING FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                         $ 546

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 7,605,188                $ 11,008,136

 Net realized gain (loss)         (25,278)                   105,550

 NET INCREASE (DECREASE) IN       7,579,910                  11,113,686
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (7,605,188)                (11,008,136)
from net interest income

Share transactions at net         766,404,300                1,226,615,907
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  7,391,353                  10,660,639
distributions from net
interest income

 Cost of shares redeemed          (788,678,345)              (1,150,056,582)

 NET INCREASE (DECREASE) IN       (14,882,692)               87,219,964
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (14,907,970)               87,325,514
IN NET ASSETS

NET ASSETS

 Beginning of period              444,679,214                357,353,700

 End of period                   $ 429,771,244              $ 444,679,214


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .017                            .028                      .030       .031       .030
Operations Net interest
income

Less Distributions

From net  interest income         (.017)                          (.028)                    (.030)     (.031)     (.030)

Net asset value, end of period   $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 1.75%                           2.82%                     3.00%      3.18%      3.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 429,771                       $ 444,679                 $ 357,354  $ 287,940  $ 260,592
(000 omitted)

Ratio of expenses to average      .57% A                          .58%                      .60%       .61%       .62%
net assets

Ratio of expenses to average      .57% A                          .58%                      .59% D     .61%       .61% D
net assets after expense
reductions

Ratio of net interest income      3.48% A                         2.80%                     2.97%      3.14%      2.96%
to average net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .033
Operations Net interest
income

Less Distributions

From net  interest income         (.033)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 3.38%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 231,259
(000 omitted)

Ratio of expenses to average      .63%
net assets

Ratio of expenses to average      .63%
net assets after expense
reductions

Ratio of net interest income      3.32%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Michigan. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS AND WHEN ISSUED SECURITIES. Each fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.The values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $28,311,512 and $32,740,101, respectively.

The market value of futures contracts opened and closed during the period amounted to $15,125,648 and $11,449,280, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .38% of average net assets for the income and money market funds.

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of 0.09% and 0.15% of average net assets for the income fund and the money market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $17,090 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

Three Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72nd Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

RHODE ISLAND

47 Providence Place
Providence, RI

TENNESSEE

6150 Poplar Avenue
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

1861 International Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President,
Boyce I. Greer, Vice President,
Norman U. Lind, Vice President, INCOME FUND
Diane M. McLaughlin, Vice President, MONEY MARKET FUND
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*  INDEPENDENT TRUSTEES

MIR-SANN-0800  08780
1.705626.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
Marie L. Knowles

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
OHIO MUNICIPAL INCOME
FUND
AND
FIDELITY(REGISTERED TRADEMARK)
OHIO MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
JUNE 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE            3   Ned Johnson on investing
                                   strategies.

SPARTAN OHIO MUNICIPAL INCOME
FUND

 PERFORMANCE                   4   How the fund has done over
                                   time.

 FUND TALK                     7   The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            10  A summary of major shifts in
                                   the fund's investments over
                                   the past six months.

 INVESTMENTS                   11  A complete list of the fund's
                                   investments with their
                                   market values.

 FINANCIAL STATEMENTS          21  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY
MARKET FUND

 PERFORMANCE                   25  How the fund has done over
                                   time.

 FUND TALK                     27  The manager's review of fund
                                   performance, strategy and
                                   outlook.

 INVESTMENT CHANGES            29  A summary of major shifts in
                                   the fund's investments over
                                   the past six months and one
                                   year.

 INVESTMENTS                   30  A complete list of the fund's
                                   investments.

 FINANCIAL STATEMENTS          38  Statements of assets and
                                   liabilities, operations, and
                                   changes in net assets,  as
                                   well as financial highlights.

NOTES                          42  Notes to the financial
                                   statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN OH MUNICIPAL INCOME   4.42%          2.96%        29.46%        91.42%

LB Ohio 4 Plus Year Enhanced  4.31%          2.86%        31.84%        n/a*
Municipal Bond

Ohio Municipal Debt Funds     3.69%          1.04%        26.00%        86.12%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index
- a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 53 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN OH MUNICIPAL INCOME     2.96%        5.30%         6.71%

LB Ohio 4 Plus Year Enhanced    2.86%        5.68%         n/a*
Municipal Bond

Ohio Municipal Debt Funds       1.04%        4.73%         6.40%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

* NOT AVAILABLE

$10,000 OVER 10 YEARS
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1990/06/30      10000.00                    10000.00
  1990/07/31      10150.33                    10147.00
  1990/08/31       9990.68                     9999.67
  1990/09/30      10067.00                    10005.37
  1990/10/31      10210.55                    10186.86
  1990/11/30      10450.35                    10391.72
  1990/12/31      10500.39                    10436.92
  1991/01/31      10616.82                    10576.99
  1991/02/28      10683.73                    10669.01
  1991/03/31      10703.31                    10672.85
  1991/04/30      10870.28                    10814.80
  1991/05/31      10959.24                    10910.94
  1991/06/30      10919.80                    10900.14
  1991/07/31      11070.20                    11032.90
  1991/08/31      11180.91                    11178.21
  1991/09/30      11313.19                    11323.75
  1991/10/31      11415.10                    11425.66
  1991/11/30      11434.95                    11457.54
  1991/12/31      11702.26                    11703.42
  1992/01/31      11723.07                    11730.10
  1992/02/29      11730.65                    11733.85
  1992/03/31      11722.00                    11738.20
  1992/04/30      11816.32                    11842.67
  1992/05/31      11976.32                    11982.05
  1992/06/30      12187.58                    12183.11
  1992/07/31      12539.54                    12548.36
  1992/08/31      12399.64                    12426.02
  1992/09/30      12473.29                    12507.28
  1992/10/31      12246.28                    12384.34
  1992/11/30      12572.60                    12606.14
  1992/12/31      12716.08                    12734.85
  1993/01/31      12882.22                    12882.95
  1993/02/28      13341.12                    13348.93
  1993/03/31      13185.28                    13207.83
  1993/04/30      13306.25                    13341.10
  1993/05/31      13373.24                    13416.08
  1993/06/30      13595.67                    13639.99
  1993/07/31      13615.84                    13657.86
  1993/08/31      13932.79                    13942.22
  1993/09/30      14099.48                    14101.02
  1993/10/31      14108.75                    14128.23
  1993/11/30      13988.77                    14003.76
  1993/12/31      14313.06                    14299.38
  1994/01/31      14487.03                    14462.68
  1994/02/28      14102.44                    14088.10
  1994/03/31      13505.74                    13514.43
  1994/04/30      13608.71                    13629.03
  1994/05/31      13701.13                    13747.20
  1994/06/30      13680.21                    13663.20
  1994/07/31      13896.46                    13913.65
  1994/08/31      13940.53                    13961.79
  1994/09/30      13770.71                    13756.83
  1994/10/31      13502.85                    13512.51
  1994/11/30      13206.30                    13268.20
  1994/12/31      13519.16                    13560.23
  1995/01/31      13924.83                    13947.79
  1995/02/28      14311.37                    14353.39
  1995/03/31      14459.32                    14518.31
  1995/04/30      14489.32                    14535.44
  1995/05/31      14915.14                    14999.27
  1995/06/30      14786.03                    14868.77
  1995/07/31      14867.65                    15009.73
  1995/08/31      15041.41                    15200.05
  1995/09/30      15160.02                    15296.27
  1995/10/31      15361.75                    15518.68
  1995/11/30      15600.87                    15776.13
  1995/12/31      15735.41                    15927.74
  1996/01/31      15855.33                    16047.99
  1996/02/29      15751.43                    15939.67
  1996/03/31      15527.93                    15735.96
  1996/04/30      15467.29                    15691.43
  1996/05/31      15449.48                    15685.15
  1996/06/30      15609.05                    15855.96
  1996/07/31      15743.85                    16000.25
  1996/08/31      15741.30                    15996.41
  1996/09/30      15989.46                    16220.36
  1996/10/31      16183.67                    16403.81
  1996/11/30      16489.19                    16704.00
  1996/12/31      16400.88                    16633.85
  1997/01/31      16440.24                    16665.28
  1997/02/28      16573.82                    16818.27
  1997/03/31      16338.64                    16594.08
  1997/04/30      16449.68                    16732.98
  1997/05/31      16679.63                    16984.64
  1997/06/30      16864.08                    17165.53
  1997/07/31      17332.16                    17641.01
  1997/08/31      17150.20                    17475.72
  1997/09/30      17351.93                    17683.15
  1997/10/31      17465.97                    17796.86
  1997/11/30      17548.37                    17901.50
  1997/12/31      17833.74                    18162.68
  1998/01/31      18010.07                    18350.12
  1998/02/28      17974.10                    18355.63
  1998/03/31      17983.24                    18371.78
  1998/04/30      17882.40                    18288.92
  1998/05/31      18154.38                    18578.44
  1998/06/30      18192.49                    18651.64
  1998/07/31      18232.74                    18698.45
  1998/08/31      18538.04                    18987.34
  1998/09/30      18795.75                    19223.93
  1998/10/31      18756.61                    19223.54
  1998/11/30      18825.87                    19291.02
  1998/12/31      18866.17                    19339.63
  1999/01/31      19115.73                    19569.58
  1999/02/28      18988.14                    19484.06
  1999/03/31      19013.55                    19511.14
  1999/04/30      19036.23                    19559.72
  1999/05/31      18914.66                    19446.47
  1999/06/30      18592.90                    19166.44
  1999/07/31      18667.61                    19236.21
  1999/08/31      18494.76                    19082.32
  1999/09/30      18517.95                    19090.14
  1999/10/31      18311.29                    18883.21
  1999/11/30      18468.73                    19084.12
  1999/12/31      18332.30                    18941.95
  2000/01/31      18240.73                    18859.55
  2000/02/29      18449.07                    19078.32
  2000/03/31      18886.40                    19495.37
  2000/04/30      18758.48                    19380.16
  2000/05/31      18650.16                    19279.38
  2000/06/30      19142.36                    19789.90
IMATRL PRASUN   SHR__CHT 20000630 20000714 084603 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on June 30, 1990. As the chart shows, by June 30, 2000, the value of the investment would have grown to $19,142 - a 91.42% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,790 - a 97.90% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  2000                       1999                      1998   1997   1996    1995

Dividend returns  2.58%                      4.48%                     4.69%  5.08%  4.98%   6.22%

Capital returns   1.84%                      -7.31%                    1.10%  3.66%  -0.75%  10.17%

Total returns     4.42%                      -2.83%                    5.79%  8.74%  4.23%   16.39%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.56(cents)   27.32(cents)   54.39(cents)

Annualized dividend rate      5.04%         5.03%          4.95%

30-day annualized yield       5.01%         -              -

30-day annualized             8.46%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $10.89 over the past six months and $10.99 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.80% combined effective 2000 federal and state tax bracket and reflects that a portion of the fund's income was subject to state taxes, but does not reflect payment of the federal alternative minimum tax, if applicable.

SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

For the six-month period ending June
30, 2000, the municipal bond
market was one of the
best-performing debt categories in
fixed-income. Early in the period,
against a backdrop of fairly light
new issue supply, demand was driven
by investors seeking to capture muni
yields hovering in the neighborhood
of 6%, their highest level in
approximately five years. Early in
the second quarter, however, munis
took a step back as the Federal
Reserve Board continued its
campaign of pre-emptive
interest-rate hikes to combat
potential inflation. This scenario was
less than ideal for muni bonds, which
tend to be of longer maturity than
most other debt offerings and,
therefore, acutely interest-rate
sensitive. But throughout June, a
bevy of economic data indicated
that the U.S. economy was indeed in
a slowdown, and muni bonds rallied
once again. For the overall six-month
period ending June 30, 2000, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained
4.48%. That return outpaced the
3.99% advance of the overall
taxable-bond market, as measured
by the Lehman Brothers Aggregate
Bond Index. While Treasury and
other government bonds were
among the only sectors to outpace
municipal securities, tax-free munis
still offered competitive, if not
superior, tax-equivalent yields at
every maturity level.

(photograph of George Fischer)

An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period that ended June 30, 2000, the fund had a total return of 4.42%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 3.69% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.31%. For the 12-month period that ended June 30, 2000, the fund had a total return of 2.96%. In comparison, the Ohio municipal debt funds average returned 1.04% and the Lehman Brothers index returned 2.86% for the same 12-month period.

Q. CAN YOU GIVE US SOME PERSPECTIVE ABOUT THE FACTORS THAT AFFECTED FUND PERFORMANCE DURING THE PAST SIX MONTHS?

A. Despite the fact that the Federal Reserve Board continued to raise interest rates in an effort to cool the economy and the stock market, municipal bond prices ended the period higher than they began it. That's primarily due to the fact that, at the end of the period, there was a growing belief among investors that the Fed's interest-rate increases might be nearing an end. That, coupled with municipals' attractive prices and yields, helped them to rally in June. Against that backdrop, the fund's total return was the combination of those recent price gains plus the income generated by its holdings.

Q. WHAT HELPED THE FUND PERFORM BETTER THAN ITS PEERS AND THE LEHMAN BROTHERS INDEX FOR THE SIX-MONTH PERIOD?

A. The fund's stake in premium coupon bonds - those that pay interest rates above prevailing rates - was the main factor that helped the fund outpace its benchmark and peers. Premium coupon bonds generally outperformed discount coupon and par coupon bonds, which offer interest rates below and at prevailing market rates, respectively.

Q. IN TERMS OF CREDIT QUALITY, WHAT WAS YOUR APPROACH?

A. I focused on higher-quality investment-grade bonds, those rated A, Aa or Aaa. They made up 88.1% of the fund's investments at the end of the period. Those ratings are a current assessment of the creditworthiness of an issuer with respect to a specific bond offering. Aaa-rated bonds, which are the highest rated, are judged to have an extremely strong ability to pay interest and repay principal. At the other end of the investment-grade spectrum, Baa-rated bonds, which are the lowest of the bonds deemed investment grade, are judged to have an adequate capacity to pay interest and principal. Bonds rated below Baa are regarded as speculative because they face large uncertainties or major risk exposure under adverse conditions.

Q. SPEAKING OF CREDIT QUALITY, MORE THAN HALF OF THE FUND'S NET ASSETS WERE INVESTED IN INSURED BONDS. AREN'T THEY IMMUNE TO PRICE LOSSES?

A. No, and it's important for shareholders to realize that all municipal bonds - including the insured variety - rise and fall with interest-rate moves, supply and demand, and other factors. While municipal bond insurance does not prevent price declines, it does mean timely bond principal and interest payments are guaranteed by a municipal bond insurer.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Hospital bonds have been a tough sector. Lower reimbursements from third-party payors such as HMOs and the federal government caused many hospital budgets to show losses, which in turn caused hospital bonds to languish during much of the past six months. Despite their short-term struggles, I held onto some bonds issued by selected hospitals that were in good financial shape and were fundamentally sound.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?

A. If the Federal Reserve is near the end of its campaign to cool the economy and stave off inflationary pressures by raising interest rates, the bond markets should benefit. If, on the other hand, the Fed continues to push rates higher, there may be more volatility ahead. As for the fund, I'll continue to approach the market fairly cautiously in terms of credit quality. The economy has been good for so long that it's easy to get lulled into complacency. We'll remain vigilant, looking for potential problems that could occur if the economy slows. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Ohio residents by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income tax
and Ohio personal income
tax

FUND NUMBER: 088

TRADING SYMBOL: FOHFX

START DATE: November 15,
1985

SIZE: as of June 30, 2000,
more than $351 million

MANAGER: George Fischer,
since 1997; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989

GEORGE FISCHER ON THE
OHIO ECONOMY:

"During the past six months,
Ohio's economy continued to
expand at a moderate pace.
Meanwhile, the state's
unemployment rate dropped to its
lowest level in nearly 30 years. One
of the biggest contributors to Ohio's
expansion is its service sectors -
particularly financial services -
and trade industries. And, after
two years of declines,
manufacturing payrolls have
stabilized, thanks to strong
domestic and foreign demand.
Exports of goods - such as
plastics, chemicals, steel and
fabricated metal products -
accounted for roughly 8% of the
state's output and grew in response
to strengthening economies
overseas. Even though the national
economy appears to be slowing in
response to higher interest rates,
I'm optimistic about Ohio's
economy. It is more diversified
than ever, including more services
and tech, while retaining a
considerable manufacturing
base."

(solid bullet) At the end of the period, the fund had 3.5% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Ohio municipals is limited or their prices look expensive, the manager occasionally invests in
Puerto Rico bonds.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE
30, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                      MONTHS AGO

General Obligations            38.3                    32.4

Electric Utilities             10.9                    9.0

Water & Sewer                  10.0                    12.2

Escrowed/Pre-Refunded          8.5                     12.5

Education                      8.0                     8.6

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 2000

                                                       6 MONTHS AGO

Years                          15.2                    13.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 2000

                                     6 MONTHS AGO

Years                          7.3   7.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES.
IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JUNE 30, 2000

Aaa 59.4%
Aa, A 28.7%
Baa 8.1%
Ba and Below 0.2%
Not Rated 2.2%
Short-term
Investments 1.4%

Row: 1, Col: 1, Value: 59.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 28.7
Row: 1, Col: 4, Value: 8.1
Row: 1, Col: 5, Value: 0.2
Row: 1, Col: 6, Value: 2.2
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.4

AS OF DECEMBER 31, 1999

Aaa 64.1%
Aa, A 26.1%
Baa 6.1%
Ba and Below 0.3%
Not Rated 2.6%
Short-term
Investments 0.8%

Row: 1, Col: 1, Value: 64.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 26.1
Row: 1, Col: 4, Value: 6.1
Row: 1, Col: 5, Value: 0.3
Row: 1, Col: 6, Value: 2.6
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 96.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - 93.2%

Adams County Valley Local
School District:

(Adams & Highland County          Aaa       $ 1,000,000                     $ 1,085,820
Proj.) 6.65% 12/1/05 (MBIA
Insured)

6.65% 12/1/03 (MBIA Insured)      Aaa        1,000,000                       1,059,960

6.65% 12/1/04 (MBIA Insured)      Aaa        1,000,000                       1,073,380

Akron Gen. Oblig. (Parking        A1         160,000                         179,214
Facilities Proj.) 8.75%
11/1/03

Akron Wtrwks. Rev. Rfdg.          Aaa        2,000,000                       1,930,920
(Mtg. Impt. Proj.) 4.875%
3/1/12 (MBIA Insured)

Akron-Summit County Pub.          Aaa        5,000,000                       4,736,000
Library Series A, 5% 12/1/15
(FGIC Insured)

Alliance Wtrwks. Rev. (Cap.       Aaa        765,000                         550,609
Appreciation) 0% 10/15/06
(FGIC Insured) (Escrowed to
Maturity) (d)

Avon Lake City School             Aaa        5,305,000                       5,112,057
District 5.5% 12/1/26 (FGIC
Insured)

Buckeye Local School District
Rfdg. (Cap. Appreciation)
(Jefferson County Proj.):

0% 12/1/06 (AMBAC Insured)        Aaa        375,000                         271,170

0% 12/1/07 (AMBAC Insured)        Aaa        760,000                         520,273

Buckeye Valley Local School       Aaa        2,500,000                       2,906,950
District Delaware County
Series A, 6.85% 12/1/15
(MBIA Insured)

Butler County Sales Tax 5%        Aaa        2,000,000                       1,821,240
12/15/19  (AMBAC Insured)

Cincinnati Gen. Oblig. Rfdg.      Aa1        5,000,000                       5,059,000
(Police & Firemen's
Disability Proj.) 6% 12/1/35

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Rfdg. Series A, 7.25% 2/1/08      A          4,000,000                       4,041,720
(c)

Series A, 5.5% 12/1/01 (c)        A1         2,020,000                       2,022,303

Cleveland Arpt. Sys. Rev.
Series A:

5.5% 1/1/08 (FSA Insured) (c)     Aaa        1,500,000                       1,526,655

6% 1/1/10 (FGIC Insured) (c)      Aaa        2,620,000                       2,713,115

Cleveland Gen. Oblig. Rfdg.:

5.375% 9/1/11 (AMBAC Insured)     Aaa        1,960,000                       1,991,693

5.5% 9/1/16 (AMBAC Insured)       Aaa        2,000,000                       1,997,340

Cleveland Pub. Pwr. Sys. Rev.:

(Cap. Appreciation) (First
Mtg. Prog.) Series A:

0% 11/15/08 (MBIA Insured)        Aaa        5,480,000                       3,561,233

0% 11/15/10 (MBIA Insured)        Aaa        2,685,000                       1,558,428

0% 11/15/11 (MBIA Insured)        Aaa        2,685,000                       1,470,655

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Cleveland Pub. Pwr. Sys.
Rev.: - continued

Rfdg. (First Mtg. Prog.) Sub
Series 1:

5% 11/15/20 (MBIA Insured)        Aaa       $ 1,145,000                     $ 1,041,240

5.125% 11/15/18 (MBIA Insured)    Aaa        2,000,000                       1,882,700

5.25% 11/15/14 (MBIA Insured)     Aaa        1,000,000                       984,810

Cleveland Wtrwks. Rev.:

(First Mtg. Prog.) Series F       Aaa        125,000                         128,534
92A, 6.25% 1/1/15 (AMBAC
Insured)

Rfdg. (First Mtg. Prog.)          Aaa        1,000,000                       1,037,870
Series F 92B, 6.25% 1/1/05
(AMBAC Insured)

Rfdg. & Impt.:

(First Mtg. Prog.) Series H:

5.75% 1/1/16 (MBIA Insured)       Aaa        45,000                          45,654

5.75% 1/1/16 (MBIA Insured)       Aaa        2,455,000                       2,596,825
(Pre-Refunded to 1/1/06 @
102) (d)

Series I:

5% 1/1/23 (FSA Insured)           Aaa        9,520,000                       8,504,026

5% 1/1/28 (FSA Insured)           Aaa        2,100,000                       1,847,139

Columbus Gen. Oblig.:

(Various Purp. Proj.) Series      Aaa        1,000,000                       1,059,850
1, 6% 5/15/10 (Pre-Refunded
to 5/15/04 @ 102) (d)

Rfdg. Series D, 5.25% 9/15/11     Aaa        2,000,000                       2,009,060

Series 1, 5.25% 9/15/11           Aaa        2,000,000                       2,009,060

Cuyahoga County Gen. Oblig.
Rfdg. (Cap. Appreciation)
Series A:

0% 10/1/08 (MBIA Insured)         Aaa        4,000,000                       2,615,840

0% 10/1/09 (MBIA Insured)         Aaa        4,200,000                       2,599,506

0% 10/1/11 (MBIA Insured)         Aaa        2,400,000                       1,323,096

0% 10/1/12 (MBIA Insured)         Aaa        1,505,000                       778,506

0% 10/1/13 (MBIA Insured)         Aaa        1,500,000                       726,780

Cuyahoga County Hosp. Rev.        Aaa        2,000,000                       1,892,160
(Univ. Hosp.  Health Sys.,
Inc. Proj.) 5.4% 1/15/19
(AMBAC Insured)

Delaware City School District:

(Cap. Appreciation) 0%            Aaa        1,000,000                       613,610
12/1/09  (FGIC Insured)

5.5% 12/1/08 (FGIC Insured)       Aaa        1,400,000                       1,439,214

Delaware County Gen. Oblig.:

4.75% 12/1/24 (MBIA Insured)      Aaa        4,000,000                       3,411,960

6% 12/1/25                        Aa2        1,000,000                       1,015,310

6.25% 12/1/20                     Aa2        1,250,000                       1,304,363

Dublin City School District       Aaa        1,930,000                       1,551,102
Rfdg. (Cap. Appreciation) 0%
12/1/04 (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Fairfield City School District:

7.1% 12/1/07 (FGIC Insured)       Aaa       $ 1,120,000                     $ 1,256,696

7.45% 12/1/14 (FGIC Insured)      Aaa        1,000,000                       1,215,640

Franklin County Convention        Aaa        2,000,000                       1,763,240
Facilities Auth. Tax & Lease
Rev. 5% 12/1/27 (MBIA
Insured)

Franklin County Gen. Oblig.:

Rfdg. 5.375% 12/1/20              Aaa        2,000,000                       1,921,900

5.5% 12/1/15                      Aaa        1,225,000                       1,231,542

5.5% 12/1/16                      Aaa        1,290,000                       1,288,310

Franklin County Gen. Oblig.
Rev. (Online Computer
Library Ctr., Inc. Proj.):

6% 4/15/13                        -          3,500,000                       3,529,540

7.2% 7/15/06 (Pre-Refunded to     -          1,000,000                       1,026,940
7/15/01  @ 100) (d)

Franklin County Hosp. Rev.:

(Ohio Doctors Health Corp.        Baa3       5,000,000                       3,601,400
Proj.) Series A, 5.6% 12/1/28

Rfdg. (Holy Cross Health Sys.     Aa3        1,000,000                       980,320
Corp. Proj.) 5.875% 6/1/21

Gallia County Hosp.               Aaa        3,000,000                       2,913,150
Facilities Rev. (Holzer Med.
Ctr. Proj.) 5.125% 10/1/13
(AMBAC Insured)

Gateway Economic Dev. Corp.       -          3,000,000                       2,964,750
Greater Cleveland Stadium
Rev. Series 1990, 6.5%
9/15/14 (c)

Greater Cleveland Reg'l.          Aaa        1,800,000                       1,890,576
Trans. Auth. 5.65% 12/1/16
(FGIC Insured) (Pre-Refunded
to 12/1/06 @ 101) (d)

Greene County Gen. Oblig.         Aaa        2,305,000                       2,272,062
Rev. Rfdg.  (Fairview
Extended Proj.) Series B,
4.5% 1/1/11 (MBIA Insured)

Greene County Swr. Sys. Rev.      Aaa        775,000                         475,548
(Cap. Appreciation) 0%
12/1/09 (AMBAC Insured)

Greene County Wtr. Sys. Rev.      Aaa        2,500,000                       2,589,400
Series A, 6% 12/1/16 (FGIC
Insured)

Hamilton County Gen. Oblig.:

5.25% 12/1/15                     Aa2        1,795,000                       1,768,434

5.25% 12/1/16                     Aa2        1,900,000                       1,838,649

5.25% 12/1/17                     Aa2        2,005,000                       1,933,642

Hamilton County Health Care
Sys. Rev.  (Sisters of
Charity Health Care Proj.)
Series A:

6.25% 5/15/08 (AMBAC Insured)     Aaa        4,220,000                       4,426,231
(Pre-Refunded to 5/15/03 @
101) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Hamilton County Health Care
Sys. Rev.  (Sisters of
Charity Health Care Proj.)
Series A: - continued

6.25% 5/15/14 (AMBAC Insured)     Aaa       $ 1,000,000                     $ 1,048,870
(Pre-Refunded to 5/15/03 @
101) (d)

Hamilton County Health Sys.       Baa2       5,000,000                       5,297,050
Rev. Rfdg. (Providence
Hosp./Franciscan Sisters
Poor Health Sys. Proj.)
6.875% 7/1/15  (Pre-Refunded
to 7/1/02 @ 102) (d)

Hamilton County Swr. Sys.         Aaa        5,000,000                       4,986,800
Rev. (Metro. Swr. District
Proj.) Series A, 5.75%
12/1/25  (MBIA Insured)

Hamilton Elec. Sys. Mtg. Rev.
Rfdg. Series A:

6% 10/15/09 (FGIC Insured)        Aaa        2,920,000                       3,029,500

6% 10/15/12 (FGIC Insured)        Aaa        2,000,000                       2,060,260

Hilliard School District:

(Cap. Appreciation) 0%            Aaa        3,720,000                       2,032,794
12/1/11 (FGIC Insured)

Series A, 6% 12/1/05 (FGIC        Aaa        1,415,000                       1,493,122
Insured)

5.75% 12/1/28 (FGIC Insured)      Aaa        3,005,000                       3,001,063

Kings Local School District       AA-        6,800,000                       6,945,520
6.1% 12/1/25

Lakewood Gen. Oblig. Series A:

6.6% 12/1/08                      Aa3        1,525,000                       1,670,104

6.6% 12/1/11                      Aa3        1,630,000                       1,813,391

Lakota Local School District
Rfdg. (Cap. Appreciation):

0% 12/1/00                        Aa3        625,000                         613,875

0% 12/1/01                        A1         590,000                         553,385

0% 12/1/02                        A1         555,000                         494,638

0% 12/1/03                        A1         260,000                         220,147

0% 12/1/04                        Aa3        730,000                         586,686

0% 12/1/05                        Aa3        690,000                         526,160

0% 12/1/06                        Aa3        650,000                         470,028

0% 12/1/07                        Aa3        610,000                         417,588

Lima Swr. Sys. Rev. Rfdg. &       Aaa        2,500,000                       2,611,200
Impt. 6.3% 12/1/12 (AMBAC
Insured)

Lowellville San. Swr. Sys.        BB-        800,000                         807,384
Rev. (Browning-Ferris
Industries, Inc. Proj.)
7.25% 6/1/06 (c)

Lucas County Hosp. Rev. Rfdg.
(Promedia Health Care Oblig.
Group Proj.):

5.375% 11/15/23 (AMBAC            Aaa        5,000,000                       4,686,900
Insured)

5.625% 11/15/12 (AMBAC            Aaa        2,000,000                       2,033,480
Insured)

5.625% 11/15/13 (AMBAC            Aaa        1,200,000                       1,217,040
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Marion County Hosp. Impt.
Rev. Rfdg. (Cmnty. Hosp.
Proj.):

5.7% 5/15/02                      BBB+      $ 1,500,000                     $ 1,484,310

5.8% 5/15/03                      BBB+       1,825,000                       1,796,640

6.1% 5/15/06                      BBB+       1,000,000                       966,840

Medina City School District       Aaa        11,460,000                      10,617,456
5.25% 12/1/28 (FGIC Insured)

Mentor Exempted Village
School District Rfdg. (Cap.
Appreciation):

0% 12/1/00 (MBIA Insured)         Aaa        755,000                         741,561

0% 12/1/01 (MBIA Insured)         Aaa        795,000                         745,662

0% 12/1/03 (MBIA Insured)         Aaa        840,000                         711,245

Middleburg Heights Hosp. Rev.     A2         2,000,000                       2,095,020
(Southwest Gen. Hosp. Proj.)
7.2% 8/15/19 (Pre-Refunded
to 8/15/01 @ 102) (d)

Montgomery County Rev.            Aa3        2,000,000                       1,990,320
(Catholic Health Initiatives
Proj.) Series A, 6% 12/1/19

Montgomery County Solid Waste     Aaa        1,940,000                       2,039,988
Rev. Rfdg. 6% 11/1/05 (MBIA
Insured)

Newark Gen. Oblig. (Cap.          Aaa        455,000                         311,479
Appreciation)  (Wtr. Sys.
Impt. Proj.) 0% 12/1/07
(AMBAC Insured)

North Canton School District      Aaa        2,000,000                       2,122,020
Impt. 5.9% 12/1/14 (AMBAC
Insured) (Pre-Refunded to
12/1/04 @ 102) (d)

Northeast Ohio Reg'l. Swr.        Aaa        1,000,000                       1,054,290
District Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC
Insured)

Ohio Air Quality Dev. Auth.
Rev.:

(Columbus & Southern Pwr. Co.     Aaa        3,000,000                       3,092,730
Proj.) Series A, 6.375%
12/1/20 (FGIC Insured)

Rfdg.:

(Dayton Pwr. & Lt. Co. Proj.)     A3         4,000,000                       3,871,680
6.1% 9/1/30

(Ohio Edison Co. Proj.)           Baa3       5,000,000                       4,917,950
Series A, 4.25%, tender
6/1/01

Ohio Bldg. Auth.:

(Administration Bldg. Fund        Aa2        1,000,000                       983,250
Prog.) Series A, 4.875%
10/1/10

(Ohio Ctr. for the Arts           Aa2        1,300,000                       1,342,185
Proj.) Series A, 5.45%
10/1/07

(State Correctional               Aa2        1,000,000                       957,090
Facilities Proj.) Series A,
5.25% 10/1/17

Rfdg. (State Correctional         Aa2        1,125,000                       1,165,388
Facilities Proj.)  Series A,
5.7% 10/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Bldg. Auth.: - continued

Series A, (W. Green Bldg.         A2        $ 4,620,000                     $ 4,291,287
Proj.) 4.75% 4/1/14

Ohio Cap. Corp. for Hsg.          AAA        1,000,000                       1,024,660
Multi-family Rev. Rfdg.
Series A, 7.5% 1/1/24

Ohio Higher Edl. Facilities
Rev.:

(Case Western Reserve Univ.
Proj.):

Series B, 6.5% 10/1/20            Aa2        2,250,000                       2,475,810

Series C, 5.125% 10/1/17          Aa2        2,985,000                       2,816,079

6% 10/1/22                        Aa2        650,000                         662,974

Rfdg. (Case Western Reserve
Univ. Proj.):

6% 10/1/14                        Aa2        1,500,000                       1,606,680

6.125% 10/1/15                    Aa2        2,000,000                       2,155,240

6.25% 10/1/16                     Aa2        2,500,000                       2,713,125

Series II, 5.9% 12/1/06           Aaa        1,000,000                       1,032,860
(AMBAC Insured)

Ohio Higher Edl. Facility Rev.:

(Denison Univ. Proj.) 5.3%        A1         3,775,000                       3,553,898
11/1/21

Rfdg. (Oberling College           AA         3,000,000                       2,607,210
Proj.) 5% 10/1/29

Ohio Hsg. Fin. Agcy. Mtg.
Rev. (Residential Proj.):

Series A1, 5.3% 9/1/26 (c)        AAA        1,210,000                       1,212,372

Series B2, 5.375% 9/1/19 (c)      AAA        3,150,000                       3,149,654

Series C, 4.9% 9/1/26 (c)         AAA        1,315,000                       1,302,889

Ohio Hwy. Gen. Oblig.:

(College Savings Prog.):

0% 8/1/09                         Aa1        2,290,000                       1,429,647

0% 8/1/10                         Aa1        2,000,000                       1,178,560

0% 8/1/14                         Aa1        1,375,000                       631,318

6.15% 8/1/10 (Pre-Refunded to     Aa1        3,530,000                       3,797,539
8/1/05  @ 102) (d)

6.65% 8/1/05                      Aa1        3,000,000                       3,246,030

(Infrastructure Impt. Proj.):

6.5% 9/1/01                       Aa1        1,000,000                       1,022,600

6.65% 9/1/09                      Aa1        1,000,000                       1,087,530

Ohio Poll. Cont. Rev.             Aa2        3,100,000                       3,456,717
(Standard Oil Co.- BP
Petrolium Proj.) 6.75%
12/1/15

Ohio Pub. Facilities
Commission Rev.:

(Higher Ed. Facilities Proj.)     Aaa        2,000,000                       2,069,020
Series II A, 6.3% 5/1/03
(AMBAC Insured)
(Pre-Refunded to 5/1/01 @
102) (d)

(Mental Health Cap.               Aaa        2,600,000                       2,565,654
Facilities Proj.) Series II
B, 5.125% 6/1/11 (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Tpk. Commission Tpk. Rev.:

Rfdg. Series A, 5.5% 2/15/21      Aaa       $ 5,000,000                     $ 4,932,750
(FGIC Insured)

Series A:

5.6% 2/15/12 (MBIA Insured)       Aaa        2,840,000                       2,903,332

5.7% 2/15/13 (MBIA Insured)       Aaa        2,660,000                       2,724,106

6% 2/15/06 (FSA Insured)          Aaa        1,000,000                       1,051,560

Ohio Univ. Gen. Receipts          Aa2        3,300,000                       3,281,817
Series A, 5.8% 12/1/29

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev.  (Wtr. Cont. Ln.
Fund Prog.):

State Match Series, 6.5%          Aaa        2,735,000                       2,942,313
12/1/05  (MBIA Insured)

Wtr. Quality Series, 5.125%       Aaa        4,000,000                       3,739,520
6/1/19  (MBIA Insured)

Ohio Wtr. Dev. Auth. Rev.:

(Pure Wtr. Proj.) Series I,       Aaa        1,685,000                       1,748,979
6% 12/1/16 (AMBAC Insured)
(Escrowed to Maturity) (d)

Rfdg. & Impt. (Pure Wtr.          Aaa        2,500,000                       2,462,600
Proj.) 5.5% 12/1/18 (AMBAC
Insured)

Ohio Wtr. Dev. Auth. Solid        A1         6,350,000                       6,420,866
Waste Disp. Rev. (North Star
BHP Steel/Cargill Proj.)
6.3% 9/1/20 (c)

Ottawa County San. Swr. Sys.      Aaa        1,445,000                       1,053,737
Rev. Rfdg. (Cap.
Appreciation) (Danbury
Proj.) 0% 10/1/06 (AMBAC
Insured)

Pickerington Local School         Aaa        1,000,000                       1,058,130
District Construction &
Impt. 5.8% 12/1/09 (FGIC
Insured)

Plain Local School District       Aaa        2,500,000                       2,545,125
Rfdg. 6% 12/1/25 (FGIC
Insured)

Portage County Hosp. Rev.         Aaa        1,080,000                       1,135,555
(Robinson Memorial Hosp.
Proj.) 6.5% 11/15/03 (MBIA
Insured)

Scioto County Marine Term.        Baa1       3,000,000                       2,724,600
Facilities  Rev. Rfdg.
(Norfolk Southern Corp.
Proj.)  5.3% 8/15/13

Southwestern City School          Aaa        1,000,000                       1,047,340
District Franklin & Pickway
County Rfdg. Series A, 6.2%
12/1/06 (AMBAC Insured)

Springboro Cmnty. City School     Aaa        915,000                         661,655
District Rfdg. (Cap.
Appreciation) 0% 12/1/06
(AMBAC Insured)

Summit County Gen. Oblig. 6%      Aaa        1,500,000                       1,540,455
12/1/21  (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

OHIO - CONTINUED

Toledo Gen. Oblig.:

5.5% 12/1/08 (FGIC Insured)       Aaa       $ 1,000,000                     $ 1,036,130

5.5% 12/1/09 (FGIC Insured)       Aaa        1,000,000                       1,035,840

6.1% 12/1/14 (AMBAC Insured)      Aaa        1,750,000                       1,820,963

7.625% 12/1/04 (AMBAC Insured)    Aaa        1,000,000                       1,109,600

Warren County Gen. Oblig.:

Swr. Impt. (P&G Co./Lower         Aa2        1,455,000                       1,453,094
Miami Proj.)  5.5% 12/1/16

6.1% 12/1/12                      Aa2        500,000                         528,850

6.65% 12/1/11                     Aa2        500,000                         551,015

Westlake City School District     Aa3        1,060,000                       1,128,084
Series A, 6.15% 12/1/05

Wyoming City School District      Aaa        1,680,000                       1,494,041
Series B, 5% 12/1/23 (FGIC
Insured)

                                                                             327,341,419

PUERTO RICO - 3.5%

Puerto Rico Commonwealth Hwy.     Aaa        1,000,000                       980,290
& Trans.  Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36  (FSA
Insured)

Puerto Rico Commonwealth Hwy.     Baa1       3,250,000                       2,715,993
& Trans. Auth. Trans. Rev.
Series A, 4.75% 7/1/38

Puerto Rico Commonwealth          Aaa        2,810,000                       2,536,587
Infrastructure Fing. Auth.
Spl. Tax Rev. Series A, 5%
7/1/28 (AMBAC Insured)

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev.:

Rfdg. Series EE, 4.75% 7/1/24     Baa1       5,000,000                       4,289,350

Series DD, 5% 7/1/28 (MBIA        Aaa        2,000,000                       1,805,400
Insured)

                                                                             12,327,620

TOTAL MUNICIPAL BONDS                                                        339,669,039
(Cost $339,972,720)


MUNICIPAL NOTES - 1.4%

                              PRINCIPAL AMOUNT                 VALUE (NOTE 1)

OHIO - 1.4%

Ohio Air Quality Dev. Auth.
Rev.:

(Cincinnati Gas & Elec. Co.   $ 1,600,000                      $ 1,600,000
Proj.) Series 1985 B, 4.75%,
LOC Morgan Guaranty Trust
Co., NY, VRDN (b)

Rfdg.:

(Cincinnati Gas & Elec. Co.    1,400,000                        1,400,000
Proj.) Series A, 4.5%,  LOC
ABN-AMRO Bank NV, VRDN (b)

(Toledo Edison Co. Proj.)      2,000,000                        2,000,000
Series 2000 A, 4.55%,  LOC
Barclays Bank PLC, VRDN (b)

TOTAL MUNICIPAL NOTES                                           5,000,000
(Cost $5,000,000)

TOTAL INVESTMENT PORTFOLIO -                                    344,669,039
98.1%
(Cost $344,972,720)

NET OTHER ASSETS - 1.9%                                         6,756,231

NET ASSETS - 100%                                             $ 351,425,270

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        83.4%      AAA, AA, A    77.7%

Baa               6.8%       BBB           5.9%

Ba                0.0%       BB            1.7%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 2.2%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations            38.3%

Electric Utilities             10.9

Water & Sewer                  10.0

Escrowed/Pre-Refunded           8.5

Education                       8.0

Health Care                     7.5

Transportation                  5.3

Others* (individually less     11.5
than 5%)

                              100.0%

 *  Includes short-term investments
    and net other assets.

INCOME TAX INFORMATION

At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $344,972,720. Net unrealized depreciation aggregated $303,681, of which $6,813,802 related to appreciated investment securities and $7,117,483 related to depreciated investment securities.

SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 344,669,039
value (cost $344,972,720) -
See accompanying schedule

Receivable for investments                  4,244,707
sold

Receivable for fund shares                  119,730
sold

Interest receivable                         3,787,309

 TOTAL ASSETS                               352,820,785

LIABILITIES

Payable to custodian bank       $ 560,218

Payable for fund shares          294,930
redeemed

Distributions payable            420,524

Accrued management fee           109,198

Other payables and accrued       10,645
expenses

 TOTAL LIABILITIES                          1,395,515

NET ASSETS                                 $ 351,425,270

Net Assets consist of:

Paid in capital                            $ 353,341,505

Undistributed net interest                  29,557
income

Accumulated undistributed net               (1,642,111)
realized gain (loss)  on
investments

Net unrealized appreciation                 (303,681)
(depreciation) on investments

NET ASSETS, for 31,781,627                 $ 351,425,270
shares outstanding

NET ASSET VALUE, offering                   $11.06
price and redemption price
per share ($351,425,270
(divided by) 31,781,627
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED JUNE 30,
                                        2000 (UNAUDITED)

INTEREST INCOME                              $ 9,603,142

EXPENSES

Management fee                 $ 653,889

Transfer agent fees             146,381

Accounting fees and expenses    57,113

Non-interested trustees'        615
compensation

Custodian fees and expenses     3,987

Registration fees               19,105

Audit                           14,946

Legal                           3,963

Miscellaneous                   241

 Total expenses before          900,240
reductions

 Expense reductions             (56,515)      843,725

NET INTEREST INCOME                           8,759,417

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities          (1,177,507)

 Futures contracts              (39,065)      (1,216,572)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities          7,529,784

 Futures contracts              54,065        7,583,849

NET GAIN (LOSS)                               6,367,277

NET INCREASE (DECREASE) IN                   $ 15,126,694
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian                $ 1,867
credits

 Transfer agent credits                       51,230

 Accounting credits                           3,418

                                             $ 56,515

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 8,759,417                $ 18,117,795

 Net realized gain (loss)         (1,216,572)                383,528

 Change in net unrealized         7,583,849                  (29,483,123)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       15,126,694                 (10,981,800)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (8,737,994)                (18,117,795)
From net interest income

 From net realized gain           -                          (383,528)

 In excess of net realized        -                          (392,840)
gain

 TOTAL DISTRIBUTIONS              (8,737,994)                (18,894,163)

Share transactions Net            24,632,173                 69,846,503
proceeds from sales of shares

 Reinvestment of distributions    5,996,214                  13,297,374

 Cost of shares redeemed          (38,565,102)               (96,460,366)

 NET INCREASE (DECREASE) IN       (7,936,715)                (13,316,489)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (1,548,015)                (43,192,452)
IN NET ASSETS

NET ASSETS

 Beginning of period              352,973,285                396,165,737

 End of period (including        $ 351,425,270              $ 352,973,285
undistributed net  interest
income of $29,557 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             2,265,427                  6,106,427

 Issued in reinvestment of        549,672                    1,172,502
distributions

 Redeemed                         (3,544,266)                (8,525,683)

 Net increase (decrease)          (729,167)                  (1,246,754)


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                                 (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.860                        $ 11.740                  $ 11.720   $ 11.430   $ 11.590
period

Income from Investment            .274 F                          .536                      .538       .554       .560
Operations Net interest
income

Net realized and unrealized       .199                            (.857)                    .125       .413       (.090)
gain (loss)

Total from investment             .473                            (.321)                    .663       .967       .470
operations

Less Distributions

From net  interest income         (.273)                          (.536)                    (.538)     (.554)     (.560)

From net  realized gain           -                               (.011)                    (.105)     (.105)     (.070)

In excess of net realized gain    -                               (.012)                    -          (.018)     -

Total distributions               (.273)                          (.559)                    (.643)     (.677)     (.630)

Net asset value,  end of         $ 11.060                        $ 10.860                  $ 11.740   $ 11.720   $ 11.430
period

TOTAL RETURN B, C                 4.42%                           (2.83)%                   5.79%      8.74%      4.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 351,425                       $ 352,973                 $ 396,166  $ 388,907  $ 381,626
(000 omitted)

Ratio of expenses to average      .52% A                          .52%                      .55% D     .56% D     .59%
net assets

Ratio of expenses to average      .49% A, E                       .51% E                    .55%       .56%       .59%
net assets after expense
reductions

Ratio of net interest income      5.06% A                         4.71%                     4.58%      4.83%      4.93%
to average net assets

Portfolio turnover rate           30% A                           14%                       19%        15%        43%



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED DECEMBER 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.520
period

Income from Investment            .618
Operations Net interest
income

Net realized and unrealized       1.070
gain (loss)

Total from investment             1.688
operations

Less Distributions

From net  interest income         (.618)

From net  realized gain           -

In excess of net realized gain    -

Total distributions               (.618)

Net asset value,  end of         $ 11.590
period

TOTAL RETURN B, C                 16.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 404,443
(000 omitted)

Ratio of expenses to average      .58%
net assets

Ratio of expenses to average      .58%
net assets after expense
reductions

Ratio of net interest income      5.52%
to average net assets

Portfolio turnover rate           48%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OH MUNICIPAL MONEY   1.75%          3.28%        16.85%        37.52%
MARKET

Ohio Tax-Free Money Market    1.68%          3.14%        16.42%        36.07%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 13 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY OH MUNICIPAL MONEY     3.28%        3.16%         3.24%
MARKET

Ohio Tax-Free Money Market      3.14%        3.08%         3.13%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               7/3/00  4/3/00  1/3/00  9/27/99  6/28/99



Fidelity Ohio Municipal        3.97%   3.43%   4.16%   3.09%    2.95%
Money Market Fund



Ohio Tax-Free Money Market     3.83%   3.17%   4.04%   3.01%    2.90%
Funds Average



Ohio Municipal Money   Market  6.71%   5.81%   7.03%   5.22%    4.98%
Tax-equivalent



Portion of fund's income       0.00%   0.54%   0.00%   0.00%    0.96%
subject to state taxes




Ohio Municipal
Money Market
Fund

Ohio Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 3.97
Row: 1, Col: 2, Value: 3.83
Row: 2, Col: 1, Value: 3.43
Row: 2, Col: 2, Value: 3.17
Row: 3, Col: 1, Value: 4.159999999999999
Row: 3, Col: 2, Value: 4.04
Row: 4, Col: 1, Value: 3.09
Row: 4, Col: 2, Value: 3.01
Row: 5, Col: 1, Value: 2.95
Row: 5, Col: 2, Value: 2.9

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 40.80%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to states taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.


FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK:  THE MANAGER'S OVERVIEW

(photograph of Norm Lind)

NOTE TO SHAREHOLDERS: Norm Lind became Portfolio Manager of Fidelity Ohio Municipal Money Market Fund on July 1, 2000.

Q. NORM, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED JUNE 30, 2000?

A. In the first half of 2000, the backdrop seemed ripe for the build-up of inflationary pressures. Economic growth was robust, unemployment reached historic lows and consumer spending was strong. To dampen growth and keep inflation at bay, the Federal Reserve Board continued its program of short-term interest-rate hikes. As the period progressed, market participants tried to gauge the pace of the Fed's tightening monetary policy approach. Through most of the second quarter of 2000, inflation remained subdued despite strong growth. As a result the Fed followed a deliberate approach, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - by increments of 0.25 percentage points in February and March. In April and May, though, there was a general recognition of inflationary pressures and the employment cost index - a broad measure of the costs incurred by businesses for wages and benefits - posted a higher-than-expected gain. In response, the Fed became more aggressive at its May meeting, raising the fed funds target rate by 0.50 percentage points, to 6.50%. At its June meeting, the Fed chose to keep rates unchanged, after seeing some signs of an economic slowdown. Nevertheless, the Fed also indicated it was more likely to raise, not lower, rates in the future.

Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?

A. For most of the first six months of 2000, the fund held a significant weighting in variable-rate demand notes (VRDNs). Yields on these instruments are reset at regular intervals, usually daily or weekly. This approach helped the fund capture higher market yields as the Fed continued to raise short-term rates. Holding a large percentage in VRDNs also helped boost the fund's performance in April and early May, due to a unique circumstance. With the run-up in the equity market in 1999, many investors earned more capital gains than usual and needed to pay higher tax bills. As a result, investors redeemed shares of money market funds to pay their taxes. Fund managers, in turn, sold VRDNs to meet redemptions. Dealers of VRDNs were therefore forced to raise yields - in some cases as high as levels seen in taxable markets - to attract buyers, and the fund took advantage of these buying opportunities to add yield. In June, this strategy shifted somewhat as Ohio issuers came to market with one-year fixed-rate notes. Supply was high, forcing issuers to offer higher yields to attract buyers. The fund took advantage of this situation by investing in longer-term notes that incorporated my predecessor's expectations for interest rates in the future.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 2000, was 3.93%, compared to 3.99% six months ago. The more recent seven-day yield was the equivalent of a 6.66% taxable rate of return for Ohio investors in the 40.80% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through June 30, 2000, the fund's six-month total return was 1.75%, compared to 1.68% for the Ohio tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK, NORM?

A. Toward the end of the period, market rates reflected the sentiment that perhaps the Fed has completed its latest round of interest-rate hikes. While I don't believe we'll see as many rate hikes as I expected at the beginning of 2000, I do believe there is a strong chance we will see further rate hikes this year, perhaps in August or October. That's because I don't believe the Fed has slowed economic growth significantly. As a result, I remain somewhat cautious, and will look for opportunities in investments that compensate the fund for the possibility of further Fed rate hikes. We will continue to watch emerging data carefully, especially those regarding employment and inflation. If any signs emerge that economic growth continues to be robust, I believe the Fed will err on the side of being more aggressive, raising rates again in order to slow growth and stifle inflationary pressures.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax

FUND NUMBER: 419

TRADING SYMBOL: FOMXX

START DATE: August 29, 1989

SIZE: as of June 30, 2000,
more than $464 million

MANAGER: Norm Lind, since
July 2000; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1986

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 6/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99
                                                                12/31/99

  0 - 30                        66.8                             67.9                     68.4

 31 - 90                        8.7                              2.8                      9.6

 91 - 180                       12.3                             10.2                     9.3

181 - 397                       12.2                             19.1                     12.7

WEIGHTED AVERAGE MATURITY

                               6/30/00                          12/31/99                 6/30/99

Fidelity Ohio Municipal Money  62 DAYS                          72 Days                  61 Days
Market Fund

Ohio Tax-Free Money Market     50 DAYS                          61 Days                  48 Days
Funds Average **



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 2000                                           AS OF DECEMBER 31, 1999

Variable Rate  Demand Notes                                   Variable Rate  Demand Notes
(VRDNs)                         62.3%                         (VRDNs)                            59.8%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                         1.0%                         CP Mode)                            3.7%

Tender Bonds                     6.0%                         Tender Bonds                        7.2%

Municipal Notes                 31.0%                         Municipal Notes                    22.7%

Other Investments  and Net                                    Other Investments  and Net
Other Assets*                  (0.3)%                         Other Assets                        6.6%

Row: 1, Col: 1, Value: 62.3                                   Row: 1, Col: 1, Value: 59.8
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 1.0                                    Row: 1, Col: 3, Value: 3.7
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 6.0                                    Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 31.0                                   Row: 1, Col: 7, Value: 22.7
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 6.6





* OTHER INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE PIE
  CHART.

**SOURCE: IMONEYNET, INC.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 101.3%

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - 101.3%

American Muni. Pwr. BAN          $ 3,800,000           $ 3,800,000
(Cleveland Pub. Pwr. Proj.)
3.9% 9/1/00

Ashland Gen. Oblig. BAN:

(Muni. Court & Jail               4,000,000             4,000,316
Facilities Proj.) 3.8%
7/13/00

4.75% 7/12/01 (a)                 4,100,000             4,109,758

Ashtabula County Ind. Dev.
Rev.:

(Plasticolors, Inc. Proj.)        2,220,000             2,220,000
Series 1996 A, 4.95%,
(Cotswold Ltd.) LOC Key Bank
Nat'l. Assoc., VRDN (b)(c)

(Zehro Plastics, Inc. Proj.)      5,000,000             5,000,000
Series 1999, 4.8%,  LOC Bank
One NA, Michigan, VRDN (b)(c)

Bedford Heights Indl. Dev.        850,000               850,000
Rev. (Olympic Steel Proj.)
Series 1989, 4.9%, LOC
Nat'l. City Bank, VRDN (b)(c)

Blue Ash Gen. Oblig. BAN          5,500,000             5,502,346
4.41% 11/2/00

Bowling Green Gen. Oblig. BAN     3,000,000             3,004,912
4.6% 3/29/01

Butler County Gen. Oblig. BAN     3,000,000             3,001,044
3.85% 8/3/00

Butler County Joint               4,500,000             4,500,000
Vocational School District
BAN 4.3% 3/1/01

Cambridge Hosp. Facilities        7,100,000             7,100,000
Rev. Bonds (Southeastern
Reg'l. Med. Ctr. Proj.)
4.55%, tender 7/3/00

Canfield Local School             4,400,000             4,406,175
District BAN 4.5% 9/28/00

Clark County Multi-family         7,085,000             7,085,000
Rev. (Masonic Home Proj.)
Series 1999, 4.87% (AMBAC
Insured), VRDN (b)

Clermont County Ind. Dev. Rev.:

(American Micro Products          4,200,000             4,200,000
Proj.) 5%, LOC Firstar Bank
NA, VRDN (b)(c)

(Mane-Seafla, Inc. Proj.)         4,650,000             4,650,000
4.95%, LOC Bank One NA, VRDN
(b)(c)

Cuyahoga County Health Care       7,505,000             7,505,000
Facilities Rev. (Althenheim
Proj.) 4.87%, (West Side
Deutscher Fra Verein) LOC
Firstar Bank NA, VRDN (b)

Cuyahoga County Hosp. Rev.        4,900,000             4,900,000
(Cleveland Clinic Foundation
Proj.) Series 1997 D, 4.55%
(Liquidity Facility Bank of
America NA), VRDN (b)

Cuyahoga County Ind. Dev. Rev.:

(Marine Mechanical Corp.          5,000,000             5,000,000
Proj.) 4.95%, LOC Nat'l.
City Bank, VRDN (b)(c)

(Progressive Plastics, Inc.       2,040,000             2,040,000
Proj.) 4.95%, LOC Bank One
NA, VRDN (b)(c)

(The Great Lakes Brewing Co.      5,245,000             5,245,000
Proj.) Series 1997, 4.97%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(c)

Delaware County Health Care       4,170,000             4,170,000
Facilities (Willow Brook
Christian Cmnty. Proj.)
Series 1999, 4.87%,  LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)

Elyria Gen. Oblig. BAN 4.35%      3,000,000             3,003,363
12/19/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Erie County Gen. Oblig. BAN      $ 1,900,000           $ 1,903,694
4.875% 10/26/00

Erie County Ind. Dev. Rev.        5,000,000             5,000,000
Rfdg. (US Tsubaki Proj.)
Series 99, 4.82%, LOC
Lasalle Bank NA, VRDN (b)(c)

Erie County Multi-family Hsg.     10,600,000            10,600,000
Rev. (Providence Residential
Comnty. Corp. Proj.) Series
1999 A, 4.87%, LOC Bank One
NA, VRDN (b)

Fairborn City School District
BAN:

Series 2000, 4.45% 9/14/00        3,300,000             3,302,303

4.4% 9/14/00                      3,300,000             3,302,619

Fairborn Gen. Oblig. BAN          1,500,000             1,500,180
(Wtr. Meters Acquisition
Proj.) 3.87% 9/7/00

Fairfield County Gen. Oblig.
BAN:

(Various Util. Impt. Proj.)       2,950,000             2,951,028
4% 7/25/00

4.87% 7/11/01 (a)                 4,600,000             4,616,284

Franklin County Health Care       4,900,000             4,900,000
Facilities Rev. (Nat'l.
Church Residences Proj.)
Series B, 4.87%, LOC Fifth
Third Bank, Cincinnati, VRDN
(b)

Franklin County Ind. Dev. Rev.:

(Berwick Steel Co. Proj.)         4,600,000             4,600,000
5.8%, (Nissho Iwia American
Corp.) LOC Sanwa Bank Ltd.,
VRDN (b)

(Inland Products, Inc. Proj.)     600,000               600,000
4.95%, LOC PNC Bank NA, VRDN
(b)(c)

Franklin County Multi-family
Rev.:

Bonds (BlackLick Station          2,500,000             2,500,000
Aprts. Proj.) Series 1999,
4.05%, tender 10/1/00, LOC
Fifth Third Bank, Cincinnati
(c)

(Colonial Courts Proj.)           2,500,000             2,500,000
4.95%, LOC Fed. Home Ln.
Bank, Indianapolis, VRDN
(b)(c)

Franklin Multi-family Rev.        4,600,000             4,600,000
Bonds (260 East Naghten
Street Proj.) 3.85%, tender
8/1/00, LOC Fifth Third
Bank, Cincinnati (c)

Geauga County Gen. Oblig. BAN     1,800,000             1,802,955
4.5% 3/8/01

Greene County Gen. Oblig. BAN     2,672,600             2,676,212
Series 1999 F, 4.25% 11/21/00

Grove City Gen. Oblig. BAN        3,350,000             3,354,301
Series 1999, 4.25% 11/10/00

Hamilton County Ind. Dev.         1,440,000             1,440,000
Rev. (Metro Containers, Inc.
Proj.) 4.95%, LOC Bank One
NA, VRDN (b)(c)

Hamilton Gen. Oblig. BAN:

(Real Estate Acquisition          2,890,000             2,890,000
Proj.) 4.3% 1/19/01

4.25% 10/20/00                    2,672,000             2,675,275

Highland Heights Gen. Oblig.      1,430,000             1,434,323
BAN 4.75% 3/14/01

Hilliard Gen. Oblig. BAN:

3.85% 7/21/00                     1,600,000             1,600,295

4.75% 1/25/01                     3,100,000             3,109,300

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Hilliard Gen. Oblig. BAN: -
continued

Holmes County Ind. Dev. Rev.     $ 800,000             $ 800,000
(Poultry Processing, Inc.
Proj.) Series 1990, 4.85%,
LOC RaboBank Nederland Coop.
Central, VRDN (b)(c)

Kettering Indl. Dev. Rev.         4,500,000             4,500,000
(Millat Industries Corp.
Proj.) 4.95%, LOC Nat'l.
City Bank, VRDN (b)(c)

Lake County Ind. Dev. Rev.:

(American Bus. Co. Proj.)         1,235,000             1,235,000
4.97%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (b)(c)

(Norshar Co. Proj.) 4.95%,        3,355,000             3,355,000
LOC Bank One NA, VRDN (b)(c)

Lakewood Gen. Oblig. BAN          2,000,000             2,003,631
4.75% 12/1/00

Lebanon Gen. Oblig. BAN 4.95%     2,000,000             2,000,000
5/24/01

Logan County Gen. Oblig. BAN      4,000,000             4,003,601
4.25% 11/15/00

Lucas County Gen. Oblig. BAN      3,715,000             3,720,817
4.56% 4/12/01

Lucas County Multi-family Rev.:

(Beacon Place/Cubbon Proj.)       3,205,000             3,205,000
5.02%, (National Foundation
Retirement & Hsg.
Preservation) LOC Firstar
Bank NA, VRDN (b)

(Lakewoods Proj.) 4.95%,          4,000,000             4,000,000
(Mv-97 Ltd. Partnership) LOC
Key Bank Nat'l. Assoc., VRDN
(b)(c)

Lyndhurst Gen. Oblig. BAN         1,000,000             1,002,190
4.625% 3/15/01

Marion County Gen. Oblig. BAN:

4.25% 11/16/00                    4,055,000             4,059,411

4.5% 11/16/00                     2,000,000             2,002,192

Medina County Ind. Dev. Rev.:

(Firedex, Inc. Proj.) Series      1,050,000             1,050,000
1997, 4.95%, LOC Key Bank
Nat'l. Assoc., VRDN (b)(c)

(Rembond Proj.) Series 1996,      2,705,000             2,705,000
4.95%, LOC Firstar Bank NA,
VRDN (b)(c)

Medina Wtr. Sys. Impt. BAN        4,100,000             4,109,758
4.75% 7/12/01 (a)

Mentor Gen. Oblig. BAN 4%         4,025,000             4,026,029
7/20/00

Middletown Ind. Dev. Rev.         1,200,000             1,200,000
(Pilot Chemical Proj.)
4.95%,  LOC Bank One NA,
VRDN (b)(c)

Montgomery County Health Care     2,870,000             2,870,000
Rev. (Eastway Corp. &
Property Resource Proj.)
Series 1997, 4.97%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)(c)

Montgomery County
Multi-family Hsg. Dev. Rev.:

(Pedcor Investments-Lyons         4,421,000             4,421,000
Gate Proj.) 4.85%,  LOC Fed.
Home Ln. Bank, Cincinnati,
VRDN (b)(c)

(Timber Creek Village Apts.       3,700,000             3,700,000
Proj.) Series 1998, 5.02%,
LOC Key Bank Nat'l. Assoc.,
VRDN (b)(c)

North Baltimore Local School      1,475,000             1,481,618
District BAN 5.1% 4/12/01

Oakwood Gen. Oblig. BAN 4.75%     2,800,000             2,807,208
3/22/01

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Air Quality Dev. Auth.
Rev. Bonds:

(Cleveland Elec. Co. Proj.)      $ 4,700,000           $ 4,700,000
Series 1988 B, 4.45% tender
7/18/00 (FGIC Insured)
(Liquidity Facility
FGIC-SPI),  CP mode

(Ohio Edison Co. Proj.)           8,000,000             8,000,000
Series 1988 C, 3.75%, tender
9/1/00, LOC Barclays Bank
PLC (c)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1999 A, 4.9%               4,600,000             4,600,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(c)(d)

Series 1999 Q, 4.92%              14,770,000            14,770,005
(Liquidity Facility Bank of
America NA) (b)(d)

Series 2000 F, 4.9%               4,800,000             4,800,000
(Liquidity Facility Bank of
America NA) (b)(c)(d)

Series BA 98 B, 4.92%             14,695,000            14,695,000
(Liquidity Facility Bank of
America NA) (b)(c)(d)

Series Merlots 00 AA, 4.94%       6,000,000             6,000,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(c)(d)

Series PA 93, 4.92%               859,000               859,000
(Liquidity Facility Merrill
Lynch & Co., Inc.)
(b)(c)(d)(e)

Series PT 122, 4.9%               3,040,000             3,040,000
(Liquidity Facility Banco
Santander SA) (b)(c)(d)

Series PT 228, 4.9%               6,400,000             6,400,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(d)

Series PT 241, 4.9%               6,370,000             6,370,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(c)(d)

Series PT 282, 4.9%               4,500,000             4,500,000
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(c)(d)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Pedcor Invt. Willowlake
Apts. Proj.):

Series A, 4.9%, LOC Bank One      3,200,000             3,200,000
NA, VRDN (b)(c)

Series B, 5%, LOC Fed. Home       500,000               500,000
Ln. Bank, Indianapolis, VRDN
(b)(c)

Series C, 5%, LOC Fed. Home       625,000               625,000
Ln. Bank, Indianapolis, VRDN
(b)(c)

Series D, 5%, LOC Fed. Home       625,000               625,000
Ln. Bank, Indianapolis, VRDN
(b)(c)

(Pine Crossing Apts. Proj.)       2,065,000             2,065,000
6.45% (Govt. Nat'l. Mortgage
Assoc. Guaranteed), LOC
Sumitomo Bank Ltd., VRDN
(b)(c)

Ohio Hsg. Fin. Agcy. Single       3,900,000             3,900,000
Family Mtg. Participating
VRDN Series 14, 5.05%
(Liquidity Facility Bank of
New York NA) (b)(c)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Ind. Dev. Rev.:

(Carpenter/Clapp & Haney Tool    $ 155,000             $ 155,000
Co. Proj.) Series 1987 P,
4.85%, LOC Bank One NA, VRDN
(b)(c)

(Dramex Int'l., Inc. Proj.):

Series 1988 I, 4.85%, LOC         750,000               750,000
Bank One NA, VRDN (b)(c)

Series 1988 II, 4.85%, LOC        200,000               200,000
PNC Bank NA, VRDN (b)(c)

(K&S Realty Proj.) Series         185,000               185,000
1989 I, 4.85%, LOC Nat'l.
City Bank, VRDN (b)(c)

(K&S Realty/Starr                 180,000               180,000
Fabricating, Inc. Proj.)
Series 1989 III, 4.85%, LOC
Nat'l. City Bank, VRDN (b)(c)

(Kaufmans Bakery Co. Proj.)       300,000               300,000
Series 1987 K, 4.85%,  LOC
Bank One NA, VRDN (b)(c)

(Midwest Acoust-A-Fiber, Inc.     265,000               265,000
Proj.) Series 1989 I, 4.85%,
LOC Nat'l. City Bank, VRDN
(b)(c)

(Morrow Macke Realty Proj.)       320,000               320,000
Series 1988 C, 4.85%,  LOC
Bank One NA, VRDN (b)(c)

(Plasticos Co. Proj.) Series      320,000               320,000
1989 III A, 4.85%,  LOC
Nat'l. City Bank, VRDN (b)(c)

(Southwest Fin. Svcs. Proj.)      50,000                50,000
Series 1986 J, 4.85%,  LOC
Nat'l. City Bank, VRDN (b)(c)

(Standby Screw & Machine          455,000               455,000
Proj.) Series 1991 IA,
4.85%, LOC Nat'l. City Bank,
VRDN (b)(c)

(Walker-Williams Lumber Co.       650,000               650,000
Proj.) Series 1989 III A,
4.85%, LOC Nat'l. City Bank,
VRDN (b)(c)

Ohio Pub. Facilities
Commission Rev. Bonds
(Higher Ed. Cap. Facilities
Proj.):

Series II A, 4.25% 12/1/00        3,000,000             3,002,400
(AMBAC Insured)

Series II B, 4.625% 12/1/00       2,005,000             2,008,995

Ohio Solid Waste Rev. (BP
Exploration & Oil, Inc.
Proj.):

Series 1998, 4.7%, VRDN (b)(c)    1,500,000             1,500,000

Series 1999, 4.7% (BP Amoco       2,200,000             2,200,000
PLC Guaranteed), VRDN (b)(c)

Ohio Univ. Gen. Receipts
Athens BAN:

4.75% 1/25/01                     5,000,000             5,014,987

4.75% 3/29/01                     1,800,000             1,805,119

Ohio Wtr. Dev. Auth. Poll.
Cont. Rev.:

Bonds (Ohio Edison Co. Proj.)     6,200,000             6,200,000
Series 1988 B, 3.75%, tender
9/1/00, LOC Barclays Bank
PLC (c)

(Philip Morris Co., Inc.          12,000,000            12,000,000
Proj.) 4.9%, VRDN (b)

Rfdg.:

Series 1999 A, 4.85% (AMBAC       4,500,000             4,500,000
Insured), VRDN (b)(c)

Series 1999 B, 4.8% (AMBAC        4,500,000             4,500,000
Insured), VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Wtr. Dev. Auth. Solid       $ 3,900,000           $ 3,900,000
Waste Disp. Rev. (American
Steel & Wire Corp. Proj.)
4.9%, LOC Bank of America
NA, VRDN (b)(c)

Perrysburg Gen. Oblig. BAN:

4.45% 11/16/00                    2,755,000             2,759,992

4.7% 11/16/00                     5,045,000             5,053,841

Port Auth. for Columbiana         4,820,000             4,820,000
County (Polar Minerals, Inc.
Proj.) 4.95%, LOC Nat'l.
City Bank, VRDN (b)(c)

Portage County Gen. Oblig. BAN:

(Nursing Home Impt. Proj.)        4,500,000             4,508,447
4.4% 11/30/00

4.4% 11/30/00                     1,129,000             1,131,119

Portage County Ind. Dev. Rev.     4,835,000             4,835,000
(Mantaline Corp. Proj.)
4.95%, LOC Nat'l. City Bank,
VRDN (b)(c)

Richland County Ind. Dev. Rev.:

(Carton Svc., Inc. Proj.)         770,000               770,000
Series 1996, 4.95%,  LOC
Nat'l. City Bank, VRDN (b)(c)

(Sabin Robbins Paper Co.          2,500,000             2,500,000
Proj.) Series 1997, 5%,  LOC
Fifth Third Bank,
Cincinnati, VRDN (b)(c)

Solon Indl. Dev. Rev. (Custom     4,000,000             4,000,000
Graphic, Inc. Proj.) Series
1999, 4.95%, LOC Bank One
NA, VRDN (b)(c)

Solon School District BAN         3,500,000             3,506,501
5.1% 1/18/01

Southwestern City School          1,000,000             1,002,028
District Franklin & Pickway
County BAN 5.125% 12/8/00

Springdale Gen. Oblig. BAN        3,000,000             3,001,637
4.05% 9/22/00

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        3,105,000             3,105,000
4.95%, LOC Key Bank Nat'l.
Assoc., VRDN (b)(c)

(Kidd Dev. Proj.) 4.95%, LOC      3,625,000             3,625,000
Bank One NA, VRDN (b)(c)

(Liquid Cont. Corp. Proj.)        255,000               255,000
Series 1987, 4.95%, LOC Bank
One NA, VRDN (b)(c)

Summit County Indl. Dev. Rev.:

(Commercial Alloys Corp.          3,865,000             3,865,000
Proj.) 4.95%, (GC Brown
Family LP) LOC Firstar Bank
NA, VRDN (b)(c)

(Hampshire Properties Proj.)      835,000               835,000
4.95%, LOC Key Bank Nat'l.
Assoc., VRDN (b)(c)

(Kaiser Dev. Proj.) 4.95%,        775,000               775,000
LOC Bank One NA, VRDN (b)(c)

(Keltec, Inc. Proj.) Series       265,000               265,000
1987, 4.95%, (Kaiser Sr.
Edward & Delores) LOC Bank
One NA, VRDN (b)(c)

(Mannix Co. Proj.) Series         1,460,000             1,460,000
1987, 4.95%, LOC Bank One
NA, VRDN (b)(c)

(Sigma Properties Proj.)          2,650,000             2,650,000
Series 2000 B, 4.95%,  LOC
Nat'l. City Bank, VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Summit County Indl. Dev.
Rev.: - continued

(Summit Plastic Co. Proj.)       $ 2,370,000           $ 2,370,000
4.95%, LOC Nat'l. City Bank,
VRDN (b)(c)

(Triumph Hldgs. Proj.) 4.95%,     1,700,000             1,700,000
LOC Nat'l. City Bank, LOC
Nat'l. City Bank, Cleveland,
VRDN (b)(c)

Sylvania Gen. Oblig. BAN 4.5%     1,745,000             1,747,693
2/22/01

Teays Valley Local School         3,500,000             3,505,724
District BAN 5% 11/14/00

Toledo-Lucas County Port          3,395,000             3,395,000
Auth. Rev. (P&G Industries
Proj.) 4.95%, LOC Nat'l.
City Bank, VRDN (b)(c)

Trumbull Co. Health Care          5,000,000             5,000,000
Facilities Rev. (Shepard of
the Valley Retire Howland
Proj.) Series 98, 4.85%, LOC
Nat'l. City Bank, VRDN (b)

Trumbull County Ind. Dev.         1,300,000             1,300,000
Rev. (McDonald Steel Corp.
Proj.) Series 1990, 4.95%,
LOC PNC Bank NA, VRDN (b)(c)

Twinsburg Ind. Dev. Rev.          3,800,000             3,800,000
(United Stationers Supply
Co. Proj.) 4.75%, LOC PNC
Bank NA, VRDN (b)(c)

Union County Gen. Oblig. BAN      2,100,000             2,104,959
5.21% 6/14/01

Union Township Gen. Oblig.        2,500,000             2,509,466
BAN 4.86% 4/10/01

Univ. of Cincinnati BAN 5.25%     1,000,000             1,001,664
10/5/00

Van Wert County Ind. Dev.         1,785,000             1,785,000
Rev. (Toledo Molding & Die,
Inc. Proj.) Series 1994,
4.95%, LOC Bank One NA, VRDN
(b)(c)

Wadsworth Central School          2,250,000             2,250,921
District BAN 4.76% 7/25/00

Wood County Ind. Dev. Rev.:

(Dowa THT America, Inc.           3,800,000             3,800,000
Proj.) Series 1999, 4.85%,
LOC Comerica Bank, Detroit,
VRDN (b)(c)

(TL Industries & AMPP, Inc.       890,000               890,000
Proj.) 4.95%, LOC Nat'l.
City Bank, VRDN (b)(c)

Zanesville-Muskingum Port         4,700,000             4,700,000
Auth. Indl. Dev. Rev.
(Almana II LLC Proj.) Series
2000, 4.97%, LOC Bank One
NA, VRDN (b)(c)

TOTAL INVESTMENT PORTFOLIO -                            470,103,636
101.3%

NET OTHER ASSETS - (1.3)%                               (6,026,296)

NET ASSETS - 100%                                    $ 464,077,340

Total Cost for Income Tax Purposes                   $ 470,103,636

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                     ACQUISITION DATE  COST

Ohio Hsg. Fin. Agcy. Mtg.    2/24/00           $ 859,000
Rev. Participating VRDN
Series PA 93, 4.92%
(Liquidity Facility Merrill
Lynch &  Co., Inc.)

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $859,000 and 0.2% of net assets.

INCOME TAX INFORMATION

At December 31, 1999, the fund had a capital loss carryforward of approximately $77,000 of which $1,000, $50,000, $6,000 and $20,000 will expire on December 31, 2003, 2004, 2005 and 2007, respectively.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 470,103,636
value -  See accompanying
schedule

Cash                                         7,056,535

Receivable for fund shares                   6,990,987
sold

Interest receivable                          4,874,054

Prepaid expenses                             9,222

 TOTAL ASSETS                                489,034,434

LIABILITIES

Payable for investments        $ 7,100,000
purchased Regular delivery

 Delayed delivery               12,835,800

Payable for fund shares         4,765,835
redeemed

Distributions payable           33,011

Accrued management fee          146,648

Other payables and accrued      75,800
expenses

 TOTAL LIABILITIES                           24,957,094

NET ASSETS                                  $ 464,077,340

Net Assets consist of:

Paid in capital                             $ 464,162,311

Accumulated net realized gain                (84,971)
(loss) on investments

NET ASSETS, for 464,162,398                 $ 464,077,340
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($464,077,340
(divided by) 464,162,398
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED JUNE 30,
                                      2000 (UNAUDITED)

INTEREST INCOME                            $ 9,660,891

EXPENSES

Management fee                 $ 905,375

Transfer agent fees             321,352

Accounting fees and expenses    46,399

Non-interested trustees'        791
compensation

Custodian fees and expenses     8,315

Registration fees               27,762

Audit                           10,642

Legal                           5,054

Miscellaneous                   9,295

 Total expenses before          1,334,985
reductions

 Expense reductions             (6,072)     1,328,913

NET INTEREST INCOME                         8,331,978

NET REALIZED GAIN (LOSS) ON                 (8,300)
INVESTMENT SECURITIES

NET INCREASE (DECREASE) IN                 $ 8,323,678
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions: Custodian              $ 1,615
credits

 Transfer agent credits                     4,457

                                           $ 6,072

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 8,331,978                $ 12,346,856

 Net realized gain (loss)         (8,300)                    (20,084)

 Increase (decrease) in net       -                          (1,113)
unrealized gain   from
accretion of market discount

 NET INCREASE (DECREASE) IN       8,323,678                  12,325,659
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (8,331,978)                (12,346,856)
from net interest income

Share transactions at net         759,373,686                1,212,520,087
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  8,023,560                  11,964,134
distributions from net
interest income

 Cost of shares redeemed          (793,282,402)              (1,135,228,819)

 NET INCREASE (DECREASE) IN       (25,885,156)               89,255,402
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (25,893,456)               89,234,205
IN NET ASSETS

NET ASSETS

 Beginning of period              489,970,796                400,736,591

 End of period                   $ 464,077,340              $ 489,970,796


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .017                            .028                      .030       .032       .030
Operations Net interest
income

Less Distributions

From net interest  income       (.017)                          (.028)                    (.030)     (.032)     (.030)

Net asset value,  end of       $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.75%                           2.86%                     3.09%      3.29%      3.08%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 464,077                       $ 489,971                 $ 400,737  $ 364,472  $ 327,593
(000 omitted)

Ratio of expenses  to average   .56% A                          .57%                      .58%       .59%       .60%
 net assets

Ratio of expenses to average    .55% A, D                       .56% D                    .57% D     .59%       .59% D
net assets after expense
reductions

Ratio of net interest income    3.48% A                         2.83%                     3.05%      3.24%      3.03%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .034
Operations Net interest
income

Less Distributions

From net interest  income       (.034)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 296,220
(000 omitted)

Ratio of expenses  to average   .61%
 net assets

Ratio of expenses to average    .61%
net assets after expense
reductions

Ratio of net interest income    3.42%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Ohio. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $50,453,957 and $64,870,892, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $3,898,687, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of 0.38% of average net assets for the income and money market funds.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of 0.08% and 0.13% of average net assets for the income fund and the money market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the money market fund paid premiums of $18,444 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST(registered trademark))
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative
 .
BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money
Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President -INCOME FUND
George A. Fischer, Vice President -INCOME FUND
Boyce I. Greer, Vice President -MONEY MARKET FUND
Scott A. Orr, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

*  INDEPENDENT TRUSTEES

OFF-SANN-0800  108535
1.705575.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
Marie L. Knowles

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555

 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
PENNSYLVANIA
MUNICIPAL
FUNDS

SEMIANNUAL REPORT
JUNE 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   Ned Johnson on investing
                                 strategies.

SPARTAN PENNSYLVANIA
MUNICIPAL INCOME FUND

 PERFORMANCE                 4   How the fund has done over
                                 time.

 FUND TALK                   7   The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          10  A summary of major shifts in
                                 the fund's investments over
                                 the past six months.

 INVESTMENTS                 11  A complete list of the fund's
                                 investments with their
                                 market values.

 FINANCIAL STATEMENTS        17  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

SPARTAN PENNSYLVANIA
MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                 21  How the fund has done over
                                 time.

 FUND TALK                   23  The manager's review of fund
                                 performance, strategy and
                                 outlook.

 INVESTMENT CHANGES          25  A summary of major shifts in
                                 the fund's investments over
                                 the past six months and one
                                 year.

 INVESTMENTS                 26  A complete list of the fund's
                                 investments.

 FINANCIAL STATEMENTS        32  Statements of assets and
                                 liabilities, operations, and
                                 changes in net assets,  as
                                 well as financial highlights.

NOTES                        36  Notes to the financial
                                 statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

In stark contrast to the final six months of 1999, most major equity market indexes posted negative returns for the first half of 2000, due mainly to a correction in the technology sector during the second quarter. The majority of bond markets - with the notable exception of high yield - fared better, as Treasuries and non-Treasuries alike benefited as a haven from the volatility of stocks and riskier investment alternatives.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME     3.99%          2.99%        29.69%        96.95%

LB Pennsylvania Municipal Bond  4.33%          2.84%        31.52%        n/a*

Pennsylvania Municipal Debt     3.77%          0.23%        25.64%        85.77%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 61 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL INCOME       2.99%        5.34%         7.01%

LB Pennsylvania Municipal Bond    2.84%        5.63%         n/a*

Pennsylvania Municipal Debt       0.23%        4.66%         6.38%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* NOT AVAILABLE

$10,000 OVER 10 YEARS
             Spartan PA Muni Income      LB Municipal Bond
             00402                       LB015
  1990/06/30      10000.00                    10000.00
  1990/07/31      10130.59                    10147.00
  1990/08/31       9983.85                     9999.67
  1990/09/30      10034.30                    10005.37
  1990/10/31      10179.12                    10186.86
  1990/11/30      10397.54                    10391.72
  1990/12/31      10482.88                    10436.92
  1991/01/31      10619.24                    10576.99
  1991/02/28      10680.54                    10669.01
  1991/03/31      10703.94                    10672.85
  1991/04/30      10872.02                    10814.80
  1991/05/31      11001.68                    10910.94
  1991/06/30      10946.97                    10900.14
  1991/07/31      11110.37                    11032.90
  1991/08/31      11262.93                    11178.21
  1991/09/30      11393.86                    11323.75
  1991/10/31      11492.29                    11425.66
  1991/11/30      11523.19                    11457.54
  1991/12/31      11792.50                    11703.42
  1992/01/31      11824.31                    11730.10
  1992/02/29      11830.68                    11733.85
  1992/03/31      11829.80                    11738.20
  1992/04/30      11953.83                    11842.67
  1992/05/31      12103.06                    11982.05
  1992/06/30      12298.25                    12183.11
  1992/07/31      12685.15                    12548.36
  1992/08/31      12552.96                    12426.02
  1992/09/30      12620.16                    12507.28
  1992/10/31      12426.19                    12384.34
  1992/11/30      12722.37                    12606.14
  1992/12/31      12867.25                    12734.85
  1993/01/31      13036.77                    12882.95
  1993/02/28      13547.93                    13348.93
  1993/03/31      13393.56                    13207.83
  1993/04/30      13523.99                    13341.10
  1993/05/31      13606.71                    13416.08
  1993/06/30      13837.09                    13639.99
  1993/07/31      13820.14                    13657.86
  1993/08/31      14166.96                    13942.22
  1993/09/30      14375.23                    14101.02
  1993/10/31      14382.44                    14128.23
  1993/11/30      14259.60                    14003.76
  1993/12/31      14563.18                    14299.38
  1994/01/31      14752.99                    14462.68
  1994/02/28      14394.77                    14088.10
  1994/03/31      13761.39                    13514.43
  1994/04/30      13833.03                    13629.03
  1994/05/31      13988.75                    13747.20
  1994/06/30      13965.69                    13663.20
  1994/07/31      14190.82                    13913.65
  1994/08/31      14239.34                    13961.79
  1994/09/30      14037.42                    13756.83
  1994/10/31      13795.86                    13512.51
  1994/11/30      13467.72                    13268.20
  1994/12/31      13829.82                    13560.23
  1995/01/31      14253.50                    13947.79
  1995/02/28      14684.71                    14353.39
  1995/03/31      14892.23                    14518.31
  1995/04/30      14936.48                    14535.44
  1995/05/31      15335.52                    14999.27
  1995/06/30      15185.56                    14868.77
  1995/07/31      15318.53                    15009.73
  1995/08/31      15480.51                    15200.05
  1995/09/30      15654.65                    15296.27
  1995/10/31      15846.17                    15518.68
  1995/11/30      16095.04                    15776.13
  1995/12/31      16241.20                    15927.74
  1996/01/31      16401.36                    16047.99
  1996/02/29      16282.10                    15939.67
  1996/03/31      16058.37                    15735.96
  1996/04/30      15985.49                    15691.43
  1996/05/31      15960.88                    15685.15
  1996/06/30      16120.04                    15855.96
  1996/07/31      16266.19                    16000.25
  1996/08/31      16272.34                    15996.41
  1996/09/30      16465.24                    16220.36
  1996/10/31      16644.58                    16403.81
  1996/11/30      16950.22                    16704.00
  1996/12/31      16893.45                    16633.85
  1997/01/31      16915.93                    16665.28
  1997/02/28      17059.96                    16818.27
  1997/03/31      16837.17                    16594.08
  1997/04/30      16953.96                    16732.98
  1997/05/31      17171.45                    16984.64
  1997/06/30      17337.60                    17165.53
  1997/07/31      17819.50                    17641.01
  1997/08/31      17640.52                    17475.72
  1997/09/30      17841.27                    17683.15
  1997/10/31      17928.18                    17796.86
  1997/11/30      18013.09                    17901.50
  1997/12/31      18302.17                    18162.68
  1998/01/31      18490.99                    18350.12
  1998/02/28      18472.51                    18355.63
  1998/03/31      18456.40                    18371.78
  1998/04/30      18370.47                    18288.92
  1998/05/31      18630.70                    18578.44
  1998/06/30      18751.11                    18651.64
  1998/07/31      18752.84                    18698.45
  1998/08/31      19049.79                    18987.34
  1998/09/30      19311.05                    19223.93
  1998/10/31      19294.90                    19223.54
  1998/11/30      19329.41                    19291.02
  1998/12/31      19357.36                    19339.63
  1999/01/31      19626.80                    19569.58
  1999/02/28      19486.82                    19484.06
  1999/03/31      19506.94                    19511.14
  1999/04/30      19559.61                    19559.72
  1999/05/31      19416.67                    19446.47
  1999/06/30      19123.42                    19166.44
  1999/07/31      19216.02                    19236.21
  1999/08/31      19052.20                    19082.32
  1999/09/30      19052.24                    19090.14
  1999/10/31      18870.32                    18883.21
  1999/11/30      19074.40                    19084.12
  1999/12/31      18939.83                    18941.95
  2000/01/31      18886.45                    18859.55
  2000/02/29      19054.17                    19078.32
  2000/03/31      19418.46                    19495.37
  2000/04/30      19323.69                    19380.16
  2000/05/31      19251.50                    19279.38
  2000/06/30      19694.76                    19789.90
IMATRL PRASUN   SHR__CHT 20000630 20000724 091907 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1990. As the chart shows, by June 30, 2000, the value of the investment would have grown to $19,695 - a 96.95% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,790 - a 97.90% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS


                  SIX MONTHS ENDED JUNE 30,  YEARS ENDED DECEMBER 31,

                  2000                       1999                      1998   1997   1996    1995

Dividend returns  2.50%                      4.37%                     4.55%  4.99%  5.01%   6.52%

Capital returns   1.49%                      -6.53%                    1.22%  3.35%  -0.99%  10.92%

Total returns     3.99%                      -2.16%                    5.77%  8.34%  4.02%   17.44%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.07(cents)   24.56(cents)   49.04(cents)

Annualized dividend rate      4.88%         4.89%          4.82%

30-day annualized yield       4.93%         -              -

30-day annualized             7.93%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.15 over the past one month, $10.08 over the past six months and $10.18 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 2000 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

For the six-month period ending June
30, 2000, the municipal bond
market was one of the
best-performing debt categories in
fixed-income. Early in the period,
against a backdrop of fairly light
new issue supply, demand was
driven by investors seeking to capture
muni yields hovering in the
neighborhood of 6%, their highest
level in approximately five years.
Early in the second quarter, however,
munis took a step back as the
Federal Reserve Board continued its
campaign of pre-emptive
interest-rate hikes to combat
potential inflation. This scenario was
less than ideal for muni bonds, which
tend to be of longer maturity than
most other debt offerings and,
therefore, acutely interest-rate
sensitive. But throughout June, a
bevy of economic data indicated
that the U.S. economy was indeed in
a slowdown, and muni bonds rallied
once again. For the overall six-month
period ending June 30, 2000, the
Lehman Brothers Municipal Bond
Index - an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - gained
4.48%. That return outpaced the
3.99% advance of the overall
taxable-bond market, as measured
by the Lehman Brothers Aggregate
Bond Index. While Treasury and
other government bonds were
among the only sectors to outpace
municipal securities, tax-free munis
still offered competitive, if not
superior, tax-equivalent yields at
every maturity level.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended June 30, 2000, the fund had a total return of 3.99%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 3.77% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.33%. For the 12-month period that ended June 30, 2000, the fund had a total return of 2.99%. In comparison, the Pennsylvania municipal debt funds average returned 0.23% and the Lehman Brothers index returned 2.84% for the same 12-month period.

Q. WHAT WERE SOME OF THE MAIN FORCES BEHIND THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?

A. In contrast to 1999, long-maturity municipal bond prices firmed in the first six months of this year even as short-term interest rates continued to rise. Toward the end of the period, investors began to anticipate that the Federal Reserve's year-long campaign to stave off inflation by raising interest rates was nearing a close. Whether or not that actually proves to be the case will be determined by the performance of the economy. Furthermore, demand for municipals strengthened as bargain-hunting investors turned to them for their attractive prices and relatively high yields. In addition, the supply of new issue municipals diminished. As a result, municipal bond prices actually edged up a bit during the past six months. The fund's total return was the result of better municipal bond prices plus the income generated by its holdings.

Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS DURING THE SIX-MONTH
PERIOD?

A. A key factor behind the fund's outperformance was its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. HOW DID YOU MANAGE THE FUND'S INTEREST RATE SENSITIVITY?

A. I managed the fund's duration - a measure of its interest-rate sensitivity - to be in line with the municipal market as a whole, as reflected by the Lehman Brothers Pennsylvania Municipal Bond Index. That means I didn't lengthen or shorten duration based on where I thought interest rates would be at some point down the road. Instead, I positioned the fund to emphasize the best value opportunities based on their performance potential under a variety of possible interest-rate scenarios. Given the volatility that interest rates and the municipal bond market experienced over the past six months, positioning the fund with neither too much nor too little interest-rate sensitivity helped because it didn't overwhelm other strategies I pursued.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Pennsylvania health care bonds remained weak, like most health care bonds across the national municipal market. Investors continued to question the sector's long-term profitability in light of increased competitive pressures and cutbacks in managed care and Medicare payments. Fortunately, the fund had a much smaller stake in health care bonds than many of its peers.

Q. IN TERMS OF CREDIT QUALITY, WHAT CHOICES DID YOU MAKE?

A. As of June 30, 2000, more than half of the fund's investments were in insured bonds. The fund's focus on these higher-quality bonds reflected the fact that I generally didn't feel that lower-quality bonds offered enough incentive by way of additional yield for owning them.

Q. WHAT FACTORS WILL SHAPE THE OUTLOOK FOR MUNICIPAL BONDS OVER THE NEXT SIX MONTHS OR SO?

A. The primary factor, as always, will be the direction of interest rates. Supply and demand also will play a role. The supply of municipals has continued to decline in response to rising interest rates. Many issuers now find it too expensive to issue new debt or refinance old debt. As municipal bond yields rose above 6%, we saw renewed buying from individual investors. In general, municipals were cheap relative to Treasury securities, although they were more or less fairly valued compared to other types of taxable bonds. To the extent that supply remains low and demand stays firm, municipal bonds could benefit.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income and Pennsylvania
personal income tax

FUND NUMBER: 402

TRADING SYMBOL: FPXTX

START DATE: August 6, 1986

SIZE: as of June 30, 2000,
more than $233 million

MANAGER: Christine
Thompson, since 1998;
manager, various Fidelity and
Spartan municipal income
funds; joined Fidelity in
1985

CHRISTINE THOMPSON ON THE
STRENGTH OF PENNSYLVANIA'S
ECONOMY:

"Although Pennsylvania's
economy remained strong during
the past six months, it showed
some signs of slowing mainly in
response to rising interest rates.
Employment in the service sector,
which has been one of the primary
forces behind the state's
expansion, is growing only half as
fast as last year. Permits to build
new homes have slowed as
mortgage rates moved higher. On a
much brighter note, the state's
manufacturing industry appears
to be stabilizing after shedding
jobs during the past two years
because of the slowdown in Asian
economies. The recent
strengthening of that region, coupled
with strong demand in the U.S., has
helped the state's manufacturing
sector during the past six months."

(solid bullet) At the end of the period, the fund had 1.8% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rico can issue bonds that are free from taxes in all 50 states. When the supply of Pennsylvania municipals is limited or their prices look expensive, the manager occasionally invests in Puerto Rico bonds.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF JUNE
30, 2000

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

General Obligations            23.5                     29.1

Health Care                    14.7                     11.4

Education                      14.4                     8.4

Transportation                 11.5                     10.9

Water & Sewer                  11.5                     12.1

AVERAGE YEARS TO MATURITY AS
OF JUNE 30, 2000

                                                        6 MONTHS AGO

Years                          13.4                     12.4


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JUNE 30, 2000

                                     6 MONTHS AGO

Years                          6.5   6.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JUNE 30, 2000

Aaa 65.6%
Aa, A 23.1%
Baa 10.4%
Not Rated 0.9%
Short-term
Investments 0.0%

Row: 1, Col: 1, Value: 65.59999999999999
Row: 1, Col: 2, Value: 23.1
Row: 1, Col: 3, Value: 10.4
Row: 1, Col: 4, Value: 0.9
Row: 1, Col: 5, Value: 0.0

AS OF DECEMBER 31, 1999

Aaa 66.9%
Aa, A 21.6%
Baa 10.3%
Not Rated 1.0%
Short-term
Investments 0.2%

Row: 1, Col: 1, Value: 66.90000000000001
Row: 1, Col: 2, Value: 21.6
Row: 1, Col: 3, Value: 10.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.2

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.8%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - 96.0%

Allegheny County Arpt. Rev.
Rfdg. (Pittsburgh Int'l.
Arpt. Proj.):

Series A:

5.75% 1/1/12 (MBIA Insured)       Aaa       $ 4,000,000           $ 4,110,200
(b)

5.75% 1/1/14 (MBIA Insured)       Aaa        3,000,000             3,061,230
(b)

Series A1:

5.75% 1/1/07 (MBIA Insured)       Aaa        1,500,000             1,550,550
(b)

5.75% 1/1/08 (MBIA Insured)       Aaa        1,000,000             1,034,370
(b)

5.75% 1/1/11 (MBIA Insured)       Aaa        2,000,000             2,059,440
(b)

Allegheny County Higher Ed.       Aaa        400,000               440,776
Bldg. Auth. Univ. Rev.
(Duquesne Univ. Proj.) 6.5%
3/1/10 (AMBAC Insured)

Allegheny County Hosp. Dev.
Auth. Rfdg.

(Health Ctr.-UPMC Health Sys.
Proj.) Series A:

4.625% 8/1/13 (MBIA Insured)      Aaa        3,885,000             3,477,813

4.625% 8/1/14 (MBIA Insured)      Aaa        4,060,000             3,589,324

5.55% 4/1/12 (MBIA Insured)       Aaa        2,845,000             2,856,807

Allegheny County Ind. Dev.        -          2,075,000             2,140,487
Auth. Rev. (YMCA Pittsburgh
Proj.) Series 1990, 8.75%
3/1/10

Allegheny County Port Auth.       Aaa        2,000,000             2,038,920
Spl. Rev. 6.125% 3/1/29
(MBIA Insured)

Allegheny County Residential      Aaa        730,000               747,586
Fin. Auth. Mtg. Rev. (Single
Family-GNMA Mtg. Prog.)
Series M, 7.95% 6/1/23 (b)

Allegheny County San. Auth.       Aaa        2,260,000             1,161,391
Swr. Rev. 0% 12/1/12 (FGIC
Insured) (Escrowed to
Maturity) (c)

Butler Area School District       Aaa        5,650,000             1,927,893
(Cap. Appreciation) 0%
11/15/19 (FGIC Insured)
(Pre-Refunded to 11/15/07 @
50.177) (c)

Chester County Health & Ed.
Facilities Auth. Health Sys.
Rev. (Jefferson Health Sys.
Proj.) Series B:

5% 5/15/08 (AMBAC Insured)        Aaa        600,000               594,600

5.25% 5/15/22 (AMBAC Insured)     Aaa        3,000,000             2,754,780

5.375% 5/15/27                    A1         450,000               381,245

Delaware County Auth. College     Aa3        3,620,000             3,681,612
Rev. (Haverford College
Proj.) 6% 11/15/30

Delaware County Auth. Hosp.
Rev. (Crozer- Chester Med.
Ctr. Proj.):

6% 12/15/09                       Baa2       1,500,000             1,409,460

6% 12/15/20                       Baa2       2,700,000             2,313,225

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Delaware County Auth. Univ.       Aaa       $ 4,710,000           $ 4,106,790
Rev. (Villanova Univ. Proj.)
Series A, 5% 12/1/28 (MBIA
Insured)

Delaware County Gen. Oblig.       Aa3        2,200,000             2,221,934
Rfdg.  5.3% 11/15/01

Delaware County Ind. Dev.         Aaa        2,500,000             2,513,400
Auth. Rev.  (Philadelphia
Suburban Wtr. Co. Proj.)  6%
6/1/29 (FGIC Insured) (b)

Geisinger Auth. Health Sys.       Aaa        2,365,000             2,198,906
Rev. (Geisinger Health Sys.
Proj.) Series 1998 A, 5%
8/15/15 (AMBAC Insured)

Harrisburg Auth. Rev. (Pooled     Aaa        445,000               447,590
Bond Prog.)  Series I,
5.625% 4/1/15 (MBIA Insured)

Keystone Oaks School District     Aaa        5,900,000             6,120,365
Series C, 5.829%  9/1/16
(AMBAC Insured)
(Pre-Refunded to 9/4/02 @
102) (c)

Lehigh County Gen. Purp.          Aaa        1,000,000             904,600
Auth. (Lehigh Valley Health
Network Proj.) Series A, 5%
7/1/18 (MBIA Insured)

Meadville Gen. Oblig. Rfdg.       Aaa        3,210,000             3,317,631
Series B, 6% 10/1/05 (AMBAC
Insured) (Escrowed to
Maturity) (c)

Montgomery County Higher Ed.
& Health Auth. Rev. Rfdg.
(Health Care-Holy Redeemer
Health Proj.) Series A:

5.5% 10/1/05 (AMBAC Insured)      Aaa        2,240,000             2,293,222

5.5% 10/1/08 (AMBAC Insured)      Aaa        1,000,000             1,023,940

Northampton County Gen.           Aa3        4,575,000             4,194,772
Oblig. 5.125% 8/15/19

Northumberland County Auth.       Aaa        1,000,000             575,510
Commonwealth Lease Rev.
(Cap. Appreciation) (State
Correctional Facilities
Proj.) 0% 10/15/10 (MBIA
Insured) (Escrowed to
Maturity) (c)

Pennsbury School District         Aaa        1,605,000             1,685,539
Rfdg. 6% 8/15/05 (FGIC
Insured)

Pennsylvania Convention Ctr.
Auth. Rev. Rfdg. Series A:

6.6% 9/1/09 (MBIA Insured)        Aaa        9,150,000             9,819,048

6.7% 9/1/14 (MBIA Insured)        Aaa        3,965,000             4,234,144

6.75% 9/1/19 (MBIA Insured)       Aaa        2,670,000             2,831,455

Pennsylvania Gen. Oblig.:

(Cap. Appreciation) Second        Aaa        1,770,000             1,233,513
Series, 0% 7/1/07 (AMBAC
Insured)

First Series, 6.125% 9/15/03      Aa3        5,000,000             5,181,850

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.
Facilities Auth. College &
Univ. Rev. Rfdg.:

(RIDC Reg'l. Growth-Carnegie      AA-       $ 1,000,000           $ 1,050,590
Mellon Univ.) 6% 11/1/05

(Univ. of Pennsylvania Proj.):

Series A:

5.9% 9/1/15                       A1         1,200,000             1,223,460

6.5% 9/1/02                       A1         2,750,000             2,852,878

6.5% 9/1/04                       A1         2,650,000             2,818,381

7% 9/1/01                         A1         2,000,000             2,055,180

Series B:

6.5% 9/1/02                       A1         1,950,000             2,022,950

6.5% 9/1/04                       A1         2,100,000             2,233,434

7% 9/1/05                         A1         2,000,000             2,196,080

Pennsylvania Higher Edl.
Facilities Auth. Rev.:

(Drexel Univ. Proj.) 6% 5/1/24    A-         1,000,000             998,650

(Drexel Univ. Proj.) 6% 5/1/29    A-         3,470,000             3,465,316

(Lafayette College Proj.) 6%      Aa3        2,500,000             2,535,525
5/1/30

(UPMC Health Sys. Proj.)          Aaa        2,000,000             1,706,820
Series A, 5% 8/1/29 (FSA
Insured)

Pennsylvania Hsg. Fin. Agcy.:

(Single Family Mtg. Prog.):

Series 51, 5.65% 4/1/20 (b)       Aa2        1,615,000             1,609,897

Series 52B, 5.55% 10/1/12 (b)     Aa         1,455,000             1,460,529

Series 53A, 5.4% 10/1/27 (b)      Aa         1,945,000             1,938,873

Rfdg. (Single Family Mtg.         Aa2        1,560,000             1,561,607
Prog.) Series 54A, 5.375%
10/1/28 (b)

6.1% 10/1/13 (b)                  Aa         5,000,000             5,060,600

Pennsylvania Ind. Dev. Auth.      Aaa        1,000,000             1,104,880
Rev. 7% 1/1/07 (AMBAC
Insured)

Pennsylvania
Intergovernmental Coop.
Auth. Spl. Tax Rev. Rfdg.
(Philadelphia Fdg. Prog.):

5% 6/15/01 (FGIC Insured)         Aaa        1,000,000             1,006,370

5.25% 6/15/17 (FGIC Insured)      Aaa        2,000,000             1,900,060

Pennsylvania Tpk. Commission      Aaa        3,000,000             3,102,330
Tpk. Rev. Series L, 6.25%
6/1/11 (AMBAC Insured)

Philadelphia Arpt. Rev. Rfdg.
(Philadelphia Arpt. Sys.
Proj.) Series A:

5.375% 6/15/11 (FGIC Insured)     Aaa        3,770,000             3,769,472
(b)

6% 6/15/08 (FGIC Insured) (b)     Aaa        3,000,000             3,156,630

Philadelphia Gas Works Rev.
Rfdg. Series 14A:

6.375% 7/1/26                     Baa2       4,000,000             4,019,480

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Philadelphia Gas Works Rev.
Rfdg. Series 14A: - continued

6.375% 7/1/26 (Pre-Refunded       Baa2      $ 1,905,000           $ 2,021,700
to  7/1/03 @ 102) (c)

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Health
Sys. Rev. (Jefferson Health
Sys. Proj.) Series A:

5% 5/15/09                        A1         1,000,000             943,670

5.5% 5/15/08                      A1         1,000,000             993,020

Philadelphia Hosp. & Higher
Ed. Facilities Auth. Hosp.
Rev. Rfdg. (Philadelphia
Hosp. Proj.):

6.05% 7/1/04 (Escrowed to         Baa3       2,500,000             2,611,225
Maturity) (c)

6.15% 7/1/05 (Escrowed to         Baa3       2,100,000             2,219,616
Maturity) (c)

6.25% 7/1/06 (Escrowed to         Baa3       2,600,000             2,778,802
Maturity) (c)

Philadelphia Ind. Dev. Arpt.      Aaa        3,000,000             2,776,290
Rev. (Philadelphia Arpt.
Sys. Proj.) Series A, 5%
7/1/15  (FGIC Insured) (b)

Philadelphia Muni. Auth. Rev.     Aaa        1,000,000             564,450
(Cap. Appreciation) (Muni.
Svcs. Bldg. Lease Prog.) 0%
3/15/11 (FSA Insured)

Philadelphia School District:

Series A, 4.5% 4/1/23 (MBIA       Aaa        3,000,000             2,457,690
Insured)

Series B, 5.375% 4/1/27           Aaa        4,000,000             3,744,480
(AMBAC Insured)

Series C, 5.75% 3/1/29 (MBIA      Aaa        4,000,000             3,966,880
Insured)

Philadelphia Wtr. & Swr. Rev.:

(Cap. Appreciation) Series        Aaa        5,300,000             3,452,049
14, 0% 10/1/08 (MBIA Insured)

Rfdg.:

5.5% 6/15/15 (FSA Insured)        Aaa        1,805,000             1,804,224

5.75% 6/15/13 (MBIA Insured)      Aaa        2,650,000             2,688,637

6.75% 8/1/04 (MBIA Insured)       Aaa        2,085,000             2,230,179

Pittsburgh Gen. Oblig. 5.5%       Aaa        1,065,000             1,078,664
9/1/12  (AMBAC Insured)

Pittsburgh School District
(Cap. Appreciation) Series C:

0% 8/1/07 (AMBAC Insured)         Aaa        2,610,000             1,811,131

0% 8/1/08 (AMBAC Insured)         Aaa        2,000,000             1,313,980

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr.  Sys. Rev.:

Rfdg. Series A:

4.75% 9/1/16 (FGIC Insured)       Aaa        3,000,000             2,712,450

6.5% 9/1/13 (FGIC Insured)        Aaa        10,000,000            11,122,898

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pittsburgh Wtr. & Swr. Auth.
Wtr. & Swr. Sys. Rev.: -
continued

Rfdg. (Cap. Appreciation)         Aaa       $ 3,300,000           $ 2,670,756
Series A, 0% 9/1/04 (FGIC
Insured) (Escrowed to
Maturity) (c)

Scranton-Lackawanna Health &      Aaa        3,375,000             3,406,928
Welfare Auth. Rev. Rfdg.
(Cmnty. Med. Ctr. Proj.)
5.5% 7/1/12 (MBIA Insured)

Seneca Valley School District     Aaa        2,000,000             1,896,540
Rfdg. Series A,  5% 7/1/14
(FGIC Insured)

Southeastern Pennsylvania
Trans. Auth. Spl. Rev.
Series A:

5.25% 3/1/18 (FGIC Insured)       Aaa        1,000,000             945,380

6.5% 3/1/04 (FGIC Insured)        Aaa        85,000                89,899
(Escrowed  to Maturity) (c)

Swarthmore Boro Auth. College     Aaa        2,000,000             1,768,020
Rev. Rfdg.  5% 9/15/28

Westmoreland County Indl.         BBB        2,700,000             2,349,891
Dev. Auth. Rev. (Nat'l.
Waste & Energy Corp./Valley
Landfill Expansion Proj.)
5.1%, tender 5/1/09, LOC
Fleet Bank NA (b)

Wilkens Area Ind. Dev. Auth.      Aaa        1,500,000             1,480,785
Rev. Rfdg. (Fairview
Extended Care Proj.) Series
B, 4.55% 1/1/21 (MBIA
Insured)

York County Solid Waste &         Aaa        5,000,000             5,087,550
Refuse Auth. Solid Waste
Sys. Rev. Rfdg. 5.25%
12/1/05  (FGIC Insured)

                                                                   224,073,694

PUERTO RICO - 1.8%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.
Series Y:

5% 7/1/36                         Baa1       3,100,000             2,731,596

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT      VALUE (NOTE 1)

PUERTO RICO - CONTINUED

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.
Series Y: - continued

5.5% 7/1/36                       Baa1      $ 400,000             $ 383,196

Puerto Rico Commonwealth          Baa        1,000,000             1,017,930
Urban Renewal & Hsg. Corp.
Rfdg. 7.875% 10/1/04

                                                                   4,132,722


TOTAL INVESTMENT PORTFOLIO -                                       228,206,416
97.8%
(Cost $228,294,880)

NET OTHER ASSETS - 2.2%                                            5,200,660

NET ASSETS - 100%                                                $ 233,407,076


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(c) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        86.2%      AAA, AA, A    85.1%

Baa               9.4%       BBB           9.1%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.9%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations           23.5%

Health Care                   14.7

Education                     14.4

Transportation                11.5

Water & Sewer                 11.5

Escrowed/Pre-Refunded         10.7

Housing                        5.3

Others* (individually less     8.4
than 5%)

                             100.0%

* Includes net other assets.

INCOME TAX INFORMATION

At June 30, 2000, the aggregate cost of investment securities for income tax purposes was $228,294,880. Net unrealized depreciation aggregated $88,464, of which $3,926,034 related to appreciated investment securities and $4,014,498 related to depreciated investment securities.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 228,206,416
value (cost $228,294,880) -
See accompanying schedule

Cash                                          4,377,730

Receivable for fund shares                    1,601
sold

Interest receivable                           3,642,067

 TOTAL ASSETS                                 236,227,814

LIABILITIES

Payable for investments         $ 2,232,623
purchased

Payable for fund shares          249,661
redeemed

Distributions payable            254,291

Accrued management fee           71,375

Other payables and accrued       12,788
expenses

 TOTAL LIABILITIES                            2,820,738

NET ASSETS                                   $ 233,407,076

Net Assets consist of:

Paid in capital                              $ 234,891,533

Distributions in excess of                    (7,004)
net investment income

Accumulated undistributed net                 (1,388,989)
realized  gain (loss) on
investments

Net unrealized appreciation                   (88,464)
(depreciation) on investments

NET ASSETS, for 22,861,836                   $ 233,407,076
shares outstanding

NET ASSET VALUE, offering                     $10.21
price and redemption price
per share ($233,407,076
(divided by) 22,861,836
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED JUNE 30,
                                     2000 (UNAUDITED)

                                          $ 6,299,421
INTEREST INCOME

EXPENSES

Management fee                 $ 440,040

Transfer agent fees             91,451

Accounting fees and expenses    37,449

Non-interested trustees'        412
compensation

Custodian fees and expenses     2,623

Registration fees               25,077

Audit                           14,744

Legal                           3,663

Miscellaneous                   103

 Total expenses before          615,562
reductions

 Expense reductions             (56,288)   559,274

NET INTEREST INCOME                        5,740,147

REALIZED AND UNREALIZED GAIN               (388,723)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   3,726,459
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            3,337,736

NET INCREASE (DECREASE) IN                $ 9,077,883
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 5,740,147                $ 11,997,268

 Net realized gain (loss)         (388,723)                  1,027,615

 Change in net unrealized         3,726,459                  (18,631,173)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       9,077,883                  (5,606,290)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (5,754,094)                (11,997,268)
From net interest income

 From net realized gain           -                          (1,027,615)

 In excess of net realized        -                          (479,531)
gain

 TOTAL DISTRIBUTIONS              (5,754,094)                (13,504,414)

Share transactions Net            11,116,236                 29,309,371
proceeds from sales of shares

 Reinvestment of distributions    4,135,964                  9,949,965

 Cost of shares redeemed          (27,175,582)               (47,648,462)

 NET INCREASE (DECREASE) IN       (11,923,382)               (8,389,126)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   5,885                      16,954

  TOTAL INCREASE (DECREASE)       (8,593,708)                (27,482,876)
IN NET ASSETS

NET ASSETS

 Beginning of period              242,000,784                269,483,660

 End of period (including        $ 233,407,076              $ 242,000,784
distributions in excess of
net investment income of
$7,004 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                             1,104,670                  2,776,170

 Issued in reinvestment of        409,896                    951,358
distributions

 Redeemed                         (2,696,841)                (4,562,770)

 Net increase (decrease)          (1,182,275)                (835,242)


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 10.060                        $ 10.830                  $ 10.810   $ 10.490   $ 10.670
period

Income from  Investment         .244 E                          .482                      .483       .501       .520
Operations Net interest
income

Net realized  and unrealized    .152                            (.709)                    .126       .350       (.109)
gain (loss)

Total from investment           .396                            (.227)                    .609       .851       .411
operations

Less Distributions

From net  interest income       (.246)                          (.482)                    (.483)     (.501)     (.520)

From net realized gain          -                               (.042)                    (.107)     (.030)     (.071)

In excess of net  realized      -                               (.020)                    -          -          -
gain

Total distributions             (.246)                          (.544)                    (.590)     (.531)     (.591)

Redemption fees added to paid   .000                            .001                      .001       .000       .000
 in capital

Net asset value,  end of       $ 10.210                        $ 10.060                  $ 10.830   $ 10.810   $ 10.490
period

TOTAL RETURN B, C               3.99%                           (2.16)%                   5.77%      8.34%      4.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 233,407                       $ 242,001                 $ 269,484  $ 264,693  $ 270,977
(000 omitted)

Ratio of expenses to average    .53% A                          .51%                      .55%       .55%       .55%
net assets

Ratio of expenses to average    .48% A, D                       .51%                      .55%       .55%       .53% D
net assets after expense
reductions

Ratio of net interest income    4.90% A                         4.58%                     4.45%      4.74%      4.98%
to average net assets

Portfolio turnover rate         22% A                           28%                       25%        26%        53%



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.620
period

Income from  Investment         .590
Operations Net interest
income

Net realized  and unrealized    1.049
gain (loss)

Total from investment           1.639
operations

Less Distributions

From net  interest income       (.590)

From net realized gain          -

In excess of net  realized      -
gain

Total distributions             (.590)

Redemption fees added to paid   .001
 in capital

Net asset value,  end of       $ 10.670
period

TOTAL RETURN B, C               17.44%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period     $ 288,425
(000 omitted)

Ratio of expenses to average    .55%
net assets

Ratio of expenses to average    .55%
net assets after expense
reductions

Ratio of net interest income    5.73%
to average net assets

Portfolio turnover rate         49%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY    1.80%          3.36%        17.30%        38.76%
MARKET

Pennsylvania Tax-Free Money   1.67%          3.11%        16.31%        39.25%
Market   Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 13 mutual funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JUNE 30, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN PA MUNICIPAL MONEY      3.36%        3.24%         3.33%
MARKET

Pennsylvania Tax-Free Money     3.11%        3.06%         3.36%
Market  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                7/3/00  4/3/00  1/3/00  9/27/99  6/28/99

Spartan PA   Muni Money Market  4.18%   3.40%   4.37%   3.20%    3.07%



Pennsylvania Tax-Free   Money   3.83%   3.09%   4.02%   2.98%    2.90%
Market Funds Average



Spartan Pennsylvania            6.72%   5.46%   7.02%   5.15%    4.93%
Municipal Money Market -
Tax-equivalent



Portion of fund's income        0.00%   3.00%   0.90%   7.69%    0.25%
subject to state taxes


Spartan Pennsylvania
Municipal Money
Market

Pennsylvania Tax-Free
Money Market

Funds Average

5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.18
Row: 1, Col: 2, Value: 3.83
Row: 2, Col: 1, Value: 3.4
Row: 2, Col: 2, Value: 3.09
Row: 3, Col: 1, Value: 4.37
Row: 3, Col: 2, Value: 4.02
Row: 4, Col: 1, Value: 3.2
Row: 4, Col: 2, Value: 2.98
Row: 5, Col: 1, Value: 3.07
Row: 5, Col: 2, Value: 2.9

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Pennsylvania tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 37.79%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Pennsylvania Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF
2000, DIANE?

A. For most of the period, indications of robust economic growth raised fears that inflation was on the horizon. For example, growth in gross domestic product in the first quarter of 2000 continued at the same vibrant pace seen in 1999. Economic activity was sustained by the wealth effect caused by gains in the equity market, which resulted in high consumer confidence and sustained consumer spending. Business spending was also strong. Other data underscored the momentum of the U.S. economy. In April, the unemployment rate fell to 3.9%, the lowest level in 30 years. Foreign economies demonstrated strength and increased demand for U.S. exports. This backdrop encouraged the Federal Reserve Board to continue to raise short-term interest rates in order to slow growth and head off inflation. The Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - three times. The first two hikes each increased the target rate by 0.25 percentage points in February and March. In May, the Fed became more aggressive, raising short-term rates by 0.50 percentage points, bringing it to 6.50%. This move came shortly after the employment cost index - a broad measure of the costs incurred by businesses for wage and benefits - rose at a higher-than-expected annual rate of 5.6% in the first quarter, up from 3.4% in 1999. In addition, the housing market continued to be strong in spite of rising mortgage rates. In June, however, the Fed kept rates unchanged after seeing some indications that the economy was slowing. While price inflation had surfaced at the consumer level - fueled by increases in energy costs, consumer prices increased at an annual rate of 4.2% during the first six months of the year, up from 2.8% from the prior 12 months - most price gains had been offset by productivity improvements. Even though the Fed held off in June, it indicated it was more likely to raise rates, not lower them, in the future.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. For most of the period, the fund maintained a shorter average maturity than its competitors. I focused the fund on very short-term variable rate demand notes (VRDNs), whose yields are reset at regular intervals. This strategy helped the fund take advantage of increasing yields as the Fed continued to raise rates. The fund's large stake in VRDNs particularly boosted performance in April. As is typical, in April, investors redeemed shares of money market funds to pay taxes. Fund managers, in turn, sold VRDNs to meet redemptions. Dealers of VRDNs were therefore forced to raise yields - in some cases as high as levels seen in taxable markets - to attract buyers. The fund was positioned to take advantage of these increases in yield. This strategy shifted in June, when many Pennsylvania school districts came to market at the same time with new issues of longer-term, fixed-rate notes. The increase in supply pushed yields higher, and the fund was able to find many attractive investments. These long-term purchases should outperform shorter-term alternatives even if the Fed is more aggressive than anticipated.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on June 30, 2000, was 4.11%, compared to 4.13% six months ago. The latest yield was the equivalent of a 6.61% taxable yield for Pennsylvania investors in the 37.79% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through June 30, 2000, the fund's six-month total return was 1.80%, compared to 1.67% for the Pennsylvania tax-free money market funds average, according to iMoneyNet, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Market prices currently reflect that the Fed might raise short-term rates by another 0.25 percentage points by the end of the year. Market observers and the Fed will be watching economic indicators for any sign of increased inflationary pressures or actual higher prices. Although the Fed refrained from raising rates in June, it may increase rates again in August if we do see more indications of inflation. I believe the Fed may have reached the end of this latest rate-hike program, after having raised short-term rates by a total of 1.75 percentage points since June 1999. It appears that these rate increases are helping to slow the economy. However, the risk still remains that the Fed might feel it necessary to raise rates again. I'll continue to look for opportunities driven by supply and demand.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to seek high current
income exempt from federal
and Pennsylvania
state income tax

FUND NUMBER: 401

TRADING SYMBOL: FPTXX

START DATE: August 6, 1986

SIZE: as of June 30, 2000,
more than $195 million

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 6/30/00  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 6/30/99
                                                               12/31/99

  0 - 30                       78.5                             85.2                     74.1

 31 - 90                       4.4                              3.3                      13.3

 91 - 180                      1.7                              2.5                      4.9

181 - 397                      15.4                             9.0                      7.7

WEIGHTED AVERAGE MATURITY

                              6/30/00                          12/31/99                 6/30/99

Spartan Pennsylvania          59 DAYS                          32 Days                  46 Days
Municipal  Money Market Fund

Pennsylvania Tax-Free Money   34 DAYS                          45 Days                  35 Days
Market  Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JUNE 30, 2000                                           AS OF DECEMBER 31, 1999

Variable Rate  Demand Notes                                   Variable Rate  Demand Notes
(VRDNs)                         77.0%                         (VRDNs)                             67.2%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                         8.8%                         CP Mode)                            19.0%

Tender Bonds                     6.8%                         Tender Bonds                         2.0%

Municipal Notes                  8.1%                         Municipal Notes                      8.5%

Other Investments  and Net                                    Other Investments  and Net
Other Assets**                 (0.7)%                         Other Assets                         3.3%

Row: 1, Col: 1, Value: 77.0                                   Row: 1, Col: 1, Value: 67.2
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 8.800000000000001                      Row: 1, Col: 3, Value: 19.0
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 6.85                                   Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 8.1                                    Row: 1, Col: 7, Value: 8.5
Row: 1, Col: 8, Value: 0.0                                    Row: 1, Col: 8, Value: 3.3





* SOURCE: IMONEYNET, INC.(registered trademark)

** OTHER INVESTMENTS AND NET OTHER ASSETS ARE NOT INCLUDED IN THE PIE
CHART.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 105.8%

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - 105.8%

Allegheny County Arpt. Rev.     $ 2,000,000                      $ 2,000,000
Participating VRDN Series PA
567, 4.85% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)

Allegheny County Hosp. Dev.
Auth. Bonds (South Hills
Health Sys. Proj.):

Series 1998 B, 4.3%, tender      2,000,000                        2,000,000
4/1/01, LOC PNC Bank NA

Series 2000 A, 5.5%, tender      2,000,000                        2,013,639
6/1/01, LOC PNC Bank NA

Allegheny County Ind. Dev.
Auth. Rev.:

(American Bridge Co. Proj.)      2,650,000                        2,650,000
Series 1999 A, 4.95%,  LOC
Nat'l. City Bank, VRDN (b)(c)

(Doren, Inc. Proj.) Series       2,300,000                        2,300,000
1997 C, 4.95%,  LOC Nat'l.
City Bank, PA, VRDN (b)(c)

(R.I. Lampus Co. Proj.)          2,560,000                        2,560,000
Series 1997 A, 4.95%,  LOC
Nat'l. City Bank, PA, VRDN
(b)(c)

(Union Elec. Steel Co. Proj.)    3,120,000                        3,120,000
Series 1996 A, 4.95%, L OC
PNC Bank NA, VRDN (b)(c)

Rfdg.:

(Longwood at Oakmont, Inc.       2,200,000                        2,200,000
Proj.) Series 1997 A, 4.6%,
LOC Dresdner Bank AG, VRDN
(b)

(North Versailles Shopping       2,790,000                        2,790,000
Ctr. Proj.) Series 1992,
4.85%, LOC Bank One NA, VRDN
(b)

Baldwin & Whitehall School       2,000,000                        2,000,920
District TRAN 4.98% 6/29/01
(a)

Beaver County Ind. Dev. Auth.    7,100,000                        7,100,000
Poll. Cont. Rev.
Participating VRDN Series
953503, 4.87% (Liquidity
Facility Citibank NA, New
York) (b)(d)

Berks County Ind. Dev. Auth.     2,000,000                        2,000,000
Ind. Dev. Rev. Bonds
(Citizens Communications Co.
Proj.) Series 1996, 4.65%
tender 8/1/00, CP mode (c)

Berks County Ind. Dev. Auth.
Rev.:

(Construction Fasteners          765,000                          765,000
Proj.) Series 1996 B, 5%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (b)(c)

(Giorgi Mushroom Co. Proj.)      1,000,000                        1,000,000
Series 2000 A, 4.85%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (b)(c)

(Grafika Commercial Printing,    1,285,000                        1,285,000
Inc. Proj.) Series 1995,
4.9%, LOC First Union Nat'l.
Bank, North Carolina, VRDN
(b)(c)

(RAM Industries, Inc. Proj.)     3,060,000                        3,060,000
Series 1996, 4.9%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (b)(c)

(The Bachman Co. Proj.)          2,075,000                        2,075,000
Series 1994, 4.95%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (b)(c)

Boyertown Area School            1,125,000                        1,130,276
District TRAN 5.3% 6/29/01
(a)

Bucks County Ind. Dev. Auth.
Rev.:

(Associates Proj.) Series        1,225,000                        1,225,000
1993, 4.95%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Bucks County Ind. Dev. Auth.
Rev.: - continued

(Double H Plastics, Inc.        $ 1,950,000                      $ 1,950,000
Proj.) Series 1993, 4.95%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (b)(c)

Butler County Ind. Dev. Auth.    1,500,000                        1,500,000
Rev. (Armco, Inc. Proj.)
Series 1996 A, 4.95%, LOC
Chase Manhattan Bank, VRDN
(b)(c)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 B, 5% tender         10,200,000                       10,200,000
7/13/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (c)

Series 1991 A, 5% tender         2,000,000                        2,000,000
7/13/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (c)

Coatesville Area School          2,000,000                        2,000,740
District TRAN 4.64% 6/29/01
(a)

Cumberland County Ind. Dev.      1,800,000                        1,800,000
Auth. Rev. (Lane
Enterprises, Inc. Proj.)
Series 1994, 4.9%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (b)(c)

Dallastown Area School           2,500,000                        2,500,000
District York County Series
2000, 4.85% (FGIC Insured),
VRDN (b)

Delaware County Ind. Dev.        2,000,000                        2,000,000
Auth. Poll. Cont. Rev. (BP
Oil, Inc. Proj.) Series
1985, 4.5% (British
Petroleum Co. PLC
Guaranteed), VRDN (b)

Downingtown Area School          2,500,000                        2,507,025
District TRAN 5.1% 6/29/01
(a)

Erie County Ind. Dev. Auth.      1,000,000                        1,000,000
Rev. (Carlisle Corp. Proj.)
Series 1993, 4.9%, LOC
Suntrust Bank, VRDN (b)(c)

Erie High Ed. Bldg. Auth.        3,000,000                        3,000,000
Univ. Rev. Bonds (Gannon
Univ. Proj.) Series 1998 F,
4.2%, tender 1/15/01, LOC
PNC Bank NA

Lancaster Higher Ed. Auth.       1,430,000                        1,430,000
College Rev. (Franklin &
Marshall College Proj.)
4.87% (BPA Chase Manhattan
Bank),  VRDN (b)

Lawrence County Ind. Dev.        2,400,000                        2,400,000
Auth. Ind. Dev. Rev.
(Atlantic States Materials
Proj.) Series 1999, 4.9%,
LOC Wachovia Bank NA, VRDN
(b)(c)

Lehigh County Gen. Purp.         2,000,000                        2,000,000
Auth. (Lehigh Valley Hosp.
Proj.) Series A, 4.5% (AMBAC
Insured) (BPA Chase
Manhattan Bank), VRDN (b)

Lehigh County Indl. Dev.
Auth. Poll. Cont. Rev.
(Allegheny Elec. Coop., Inc.
Proj.):

Series 1984 A, 4.4%, LOC         500,000                          500,000
RaboBank Nederland Coop.
Central, VRDN (b)

Series 1984 B, 4.4%, LOC         900,000                          900,000
RaboBank Nederland Coop.
Central, VRDN (b)

Montgomery County Ind. Dev.
Auth. Rev.:

(H.P. Cadwallader, Inc.          705,000                          705,000
Proj.) Series 1995, 5%, (K&R
Leasing Co.) LOC First Union
Nat'l. Bank, North Carolina,
VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Montgomery County Ind. Dev.
Auth. Rev.: - continued

(RJI LP Proj.) Series 1992,     $ 950,000                        $ 950,000
4.9%, (ABJ Associates) LOC
First Union Nat'l. Bank,
North Carolina, VRDN (b)(c)

New Garden Gen. Auth. Muni.      4,500,000                        4,500,000
Rev. (Muni. Pooled Fing.
Prog.) Series 1999, 4.85%
(AMBAC Insured), VRDN (b)

North Pennsylvania Wtr. Auth.    5,700,000                        5,700,000
Wtr. Rev. Participating VRDN
Series SGA 30, 4.9%
(Liquidity Facility Societe
Generale) (b)(d)

Northampton County Ind. Dev.
Auth. Rev.:

Bonds (Citizens                  1,100,000                        1,100,000
Communications Co. Proj.)
4.4% tender 8/1/00, CP mode
(c)

(Bedford Park Proj.) Series      1,595,000                        1,595,000
1996 A, 4.75%, (Heller
Seasonings & Ingrdt, Inc.)
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)(c)

(Binney & Smith, Inc. Proj.)     2,350,000                        2,350,000
Series 1997 A, 4.9%, LOC
Bank One NA, Chicago, VRDN
(b)(c)

(Victoria Vogue Proj.) 4.95%,    1,730,000                        1,730,000
LOC PNC Bank NA, VRDN (b)(c)

Northampton Ind. Dev. Auth.      2,000,000                        2,000,000
Rev. (Ultra-Poly Corp.,
Portland Ind. Park Proj.)
4.95%, LOC PNC Bank NA, VRDN
(b)(c)

Northeastern Hosp. & Ed.         2,000,000                        2,000,000
Auth. Health Care Rev.
(Wyoming Valley Health Care
Proj.) Series 1994 A, 5.1%
(AMBAC Insured), VRDN (b)

Northumberland County Ind.       5,990,000                        5,990,000
Dev. Auth. Rev. (Foster
Wheeler Mount Carmel, Inc.
Proj.) Series 1987 B, 4.9%,
LOC UBS AG, VRDN (b)(c)

Pennsylvania Convention Ctr.     10,000,000                       10,000,000
Auth. Rev. Participating
VRDN Series PT 1224, 4.79%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)

Pennsylvania Econ. Dev. Fing.    2,000,000                        2,000,000
Auth. Exempt Facilities Rev.
Bonds (Approved Solid Waste
Proj.) Series 1999, 4.1%
12/15/00 (Bayerische
Landesbank Girozentrale
Guaranteed) (c)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(Dodge-Regupol, Inc. Proj.)      1,100,000                        1,100,000
Series D4, 4.95%,  LOC PNC
Bank NA, VRDN (b)(c)

(Esschem, Inc. Proj.) Series     1,625,000                        1,625,000
1991 D10, 4.95%,  LOC PNC
Bank NA, VRDN (b)(c)

(McDowell Manufacturing Co.      1,000,000                        1,000,000
Proj.) Series 1996 F4,
4.95%, LOC PNC Bank NA, VRDN
(b)(c)

(Pappafava Proj. ) Series        125,000                          125,000
1989 D7, 4.95%,  LOC PNC
Bank NA, VRDN (b)(c)

(Port Erie Plastics Proj.)       300,000                          300,000
Series 1989 D9, 4.95%,  LOC
PNC Bank NA, VRDN (b)(c)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.: -
continued

(Respironics, Inc. Proj.)       $ 500,000                        $ 500,000
Series 1989 F, 4.95%, LOC
PNC Bank NA, VRDN (b)(c)

(Sun Star, Inc. Proj.) Series    600,000                          600,000
1994 A5, 4.95%, LOC PNC Bank
NA, VRDN (b)(c)

Series 1996 A1, 4.95%, (NY       475,000                          475,000
Associates)  LOC PNC Bank
NA, VRDN (b)(c)

Series 1996 A2, 4.95%,           1,500,000                        1,500,000
(Benzels Bretzel Bakery,
Inc.)  LOC PNC Bank NA, VRDN
(b)(c)

Series 1996 A3, 4.95%,           700,000                          700,000
(Champion Road Machinery
Ltd.) LOC PNC Bank NA, VRDN
(b)(c)

Series 1996 A7, 4.95%,           625,000                          625,000
(Harding (Gary C))  LOC PNC
Bank NA, VRDN (b)(c)

Series 1996 A8, 4.95%,           300,000                          300,000
(Limco, Inc.)  LOC PNC Bank
NA, VRDN (b)(c)

Pennsylvania Econ. Dev. Fing.
Auth. Rev.:

(ASK Foods, Inc. Proj.)          235,000                          235,000
Series A1, 4.95%, LOC PNC
Bank NA, VRDN (b)(c)

(Suntory Wtr. Group, Inc.        4,900,000                        4,900,000
Proj.) Series 1992 D, 4.9%,
LOC Wachovia Bank NA, VRDN
(b)(c)

Pennsylvania Gen. Oblig.         4,995,000                        4,995,000
Participating VRDN  Series
MSDW 00 309, 4.87%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(d)

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 A, 4.75%, LOC        2,200,000                        2,200,000
Student Ln. Marketing
Assoc., VRDN (b)(c)

Series 1988 B, 4.75%, LOC        3,900,000                        3,900,000
Student Ln. Marketing
Assoc., VRDN (b)(c)

Series 1988 C, 4.75%, LOC        5,000,000                        5,000,000
Student Ln. Marketing
Assoc., VRDN (b)(c)

Series 1988 E, 4.75%, LOC        2,700,000                        2,700,000
Student Ln. Marketing
Assoc., VRDN (b)(c)

Series 1997 A, 5.1%, LOC         5,000,000                        5,000,000
Student Ln. Marketing
Assoc., VRDN (b)(c)

Series 2000 A, 5.1% (AMBAC       2,000,000                        2,000,000
Insured), VRDN (b)(c)

Pennsylvania Higher Edl.
Facilities Auth. Rev.:

Bonds:

(Bucknell Univ. Proj.) Series    2,300,000                        2,300,000
1997 A1, 4.25%, tender
4/1/01, LOC PNC Bank NA

(Dickinson College Proj.)        1,200,000                        1,200,000
Series 1997 A3, 4.25%,
tender 4/1/01, LOC PNC Bank
NA

(Waynesburg College Proj.)       3,000,000                        3,000,000
Series 1997, 4.25%, tender
4/1/01, LOC PNC Bank NA

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Higher Edl.
Facilities Auth. Rev.: -
continued

(Carnegie-Mellon Univ. Proj.):

Series B, 4.5% (BPA Morgan      $ 2,800,000                      $ 2,800,000
Guaranty Trust Co., NY)
(BPA UBS AG), VRDN (b)

Series C, 4.5% (BPA Morgan       1,000,000                        1,000,000
Guaranty Trust Co., NY)
(BPA UBS AG), VRDN (b)

RAN (Lafayette College Proj.)    1,595,000                        1,598,959
4.5% 11/29/00

Perkiomen Valley School          2,125,000                        2,132,969
District TRAN 5.3% 6/29/01
(a)

Philadelphia Arpt. Rev.          2,000,000                        2,000,000
Participating VRDN Series SG
118, 4.85% (Liquidity
Facility Societe Generale)
(b)(c)(d)

Philadelphia Hosp. & Higher      7,700,000                        7,700,000
Ed. Facilities Auth. Hosp.
Rev. (Children's Hosp.
Proj.) Series 1996 A, 4.5%
(BPA Morgan Guaranty Trust
Co., NY), VRDN (b)

Philadelphia Ind. Dev. Rev.      2,100,000                        2,100,000
(30th Street Station Proj.)
4.3% (MBIA Insured), VRDN
(b)(c)

Philadelphia Redev. Auth.        700,000                          700,000
Rev. (Southwork Plaza Proj.)
 Series 1997 A, 4.85%, LOC
PNC Bank NA, VRDN (b)(c)

Philadelphia Wtr. & Swr. Rev.:

Bonds Series 1997 A, 5%          2,000,000                        2,000,703
8/1/00 (AMBAC Insured)

Participating VRDN Series        1,230,000                        1,230,000
1997 Q, 4.85% (Liquidity
Facility Caisse des Depots
et Consignations) (b)(d)

Pittsburgh Urban Redev. Auth.    2,000,000                        2,000,000
Mtg. Rev. Bonds Series 1999
E, 3.65% 8/15/00 (c)

Red Lion Area School District    2,500,000                        2,509,375
TRAN 5.3% 6/29/01 (a)

Schuylkill County Indl. Dev.     2,500,000                        2,500,000
Auth. Resource Recovery Rev.
 Rfdg. (Northeastern Pwr.
Co. Proj.) Series 1997 B,
4.65%, LOC Dexia Cr. Local
de France, VRDN (b)(c)

Schuylkill County Indl. Dev.     750,000                          750,000
Auth. Rev. (Metal Sales
Manufacturing Corp.) Series
1995, 4.95%,  LOC Firstar
Bank NA, VRDN (b)(c)

Univ. Pittsburgh of the          4,000,000                        4,018,772
Commonwealth Sys. of Higher
Ed. Bonds (Panthers Proj.)
Series 2000, 5.2% 5/23/01

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                 VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Upper Darby School District     $ 2,000,000                      $ 2,003,940
TRAN 5% 6/29/01 (a)

Venango Ind. Dev. Auth.          2,000,000                        2,000,000
Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series
1990 A, 4.45% tender
8/10/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (c)

TOTAL INVESTMENT PORTFOLIO -                                      206,907,318
105.8%

NET OTHER ASSETS - (5.8)%                                        (11,362,767)

NET ASSETS - 100%                                               $ 195,544,551

Total Cost for Income Tax Purposes                              $ 206,907,318


SECURITY TYPE ABBREVIATIONS

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At December 31, 1999, the fund had a capital loss carryforward of approximately $54,000 of which $17,000, $10,000 and $27,000 will expire on December 31, 2002, 2003 and 2004, respectively.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 206,907,318
value -  See accompanying
schedule

Receivable for investments                    2,000,000
sold

Receivable for fund shares                    116,700
sold

Interest receivable                           1,248,736

 TOTAL ASSETS                                 210,272,754

LIABILITIES

Payable to custodian bank       $ 14,087

Payable for investments          14,285,245
purchased on delayed delivery

Payable for fund shares          320,739
redeemed

Distributions payable            25,121

Accrued management fee           80,552

Other payables and accrued       2,459
expenses

 TOTAL LIABILITIES                            14,728,203

NET ASSETS                                   $ 195,544,551

Net Assets consist of:

Paid in capital                              $ 195,596,894

Accumulated net realized gain                 (52,343)
(loss) on investments

NET ASSETS, for 195,594,747                  $ 195,544,551
shares outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($195,544,551
(divided by) 195,594,747
shares)

STATEMENT OF OPERATIONS
                            SIX MONTHS ENDED JUNE 30,
                                     2000 (UNAUDITED)

INTEREST INCOME                          $ 4,065,325

EXPENSES

Management fee                $ 497,570

Non-interested trustees'       335
compensation

 Total expenses before         497,905
reductions

 Expense reductions            (2,176)    495,729

NET INTEREST INCOME                       3,569,596

REALIZED AND UNREALIZED GAIN              1,174
(LOSS) Net realized gain
(loss) on investment
securities

NET INCREASE IN NET ASSETS               $ 3,570,770
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JUNE 30,  YEAR ENDED DECEMBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 3,569,596                $ 5,703,712

 Net realized gain (loss)         1,174                      500

 NET INCREASE (DECREASE) IN       3,570,770                  5,704,212
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (3,569,596)                (5,703,712)
from net interest income

Share transactions at net         72,256,476                 133,662,294
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  3,397,203                  5,407,005
distributions from net
interest income

 Cost of shares redeemed          (81,401,407)               (154,265,283)

 NET INCREASE (DECREASE) IN       (5,747,728)                (15,195,984)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (5,746,554)                (15,195,484)
IN NET ASSETS

NET ASSETS

 Beginning of period              201,291,105                216,486,589

 End of period                   $ 195,544,551              $ 201,291,105


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED JUNE 30, 2000  YEARS ENDED DECEMBER 31,

                               (UNAUDITED)                     1999                      1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

Income from Investment          .018                            .029                      .031       .033       .032
Operations Net interest
income

Less Distributions

From net  interest income       (.018)                          (.029)                    (.031)     (.033)     (.032)

Net asset value,  end of       $ 1.000                         $ 1.000                   $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C               1.80%                           2.91%                     3.15%      3.36%      3.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 195,545                       $ 201,291                 $ 216,487  $ 229,469  $ 242,386
(000 omitted)

Ratio of expenses to average    .50% A                          .50%                      .50%       .50%       .50%
net assets

Ratio of expenses to average    .50% A                          .50%                      .50%       .50%       .48% D
net assets after expense
reductions

Ratio of net interest income    3.58% A                         2.87%                     3.10%      3.31%      3.17%
to average net assets



FINANCIAL HIGHLIGHTS

                               YEARS ENDED DECEMBER 31,

                               1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment          .035
Operations Net interest
income

Less Distributions

From net  interest income       (.035)

Net asset value,  end of       $ 1.000
period

TOTAL RETURN B, C               3.56%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 241,643
(000 omitted)

Ratio of expenses to average    .50%
net assets

Ratio of expenses to average    .50%
net assets after expense
reductions

Ratio of net interest income    3.50%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market (the money market fund) is a fund of Fidelity Municipal Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Pennsylvania. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

 INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $25,103,181 and $38,610,448, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE.

INCOME FUND. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .38% of average net assets.

MONEY MARKET FUND. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,951 for the period.

SUB-ADVISER FEE. As each funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

transfer and shareholder servicing agent and accounting functions. The income fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the income fund's transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the money market fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

 Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the funds' expenses. During the period, the income fund's custodian, transfer agent and accounting fees were reduced by $2,145, $48,897 and $5,246, respectively, and the money market fund's expenses were reduced by $2,176 under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments Money
Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Christine J. Thompson, Vice President -INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

PFR-SANN-0800  108926
1.705577.102

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson
Marie L. Knowles

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST(registered trademark))  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com